As filed with the Securities and Exchange Commission on December 15, 2017

Securities Act Registration Statement No. 033-66528

Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 69	☒

(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road

King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

800-607-2200

(Registrant’s telephone number, including area code)

Steven L. Williamson, Esq.

Bessemer Investment Management LLC

630 Fifth Avenue

New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐	On (date) pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Preliminary Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Preliminary Prospectus is not an offer to sell these securities and is not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion Dated December 15, 2017

Old Westbury Funds, Inc.
Prospectus

Old Westbury All Cap ESG Fund	[ ]

[ ], 2018

Bessemer Investment Management LLC

Investment Adviser

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

OLD WESTBURY FUNDS, INC.

Prospectus

[         ], 2018

Bessemer Investment Management LLC—the
Investment Adviser (the “Adviser”) to the Fund listed on the front cover of this Prospectus
(the “Fund”)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

FUND SUMMARY

Old Westbury All Cap ESG Fund

Investment Goal

The Fund’s goal is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses(1)	[ ]%
Acquired Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%

Less Fee Waiver(2)	[ ]%

Total Annual Fund Operating Expenses After Fee Waiver(2)	[ ]%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	Bessemer Investment Management LLC (the “Adviser”) has contractually committed through October 31, 2019 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at [ ]%. This commitment may not be changed or terminated at any time before October 31, 2019 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

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Principal Investment Strategies

The Adviser will seek to achieve the Fund’s investment goal by using a quantitative approach to invest in companies that, on an overall portfolio level, achieve a higher “ESG” score than the Fund’s benchmark. ESG refers to environmental, social, and governance factors. The Adviser’s investment process combines ESG scores, as provided by a third party vendor’s rating methodology, with a proprietary quantitative process that measures equity securities’ attractiveness by considering and weighting multiple fundamental factors. On an ongoing basis, companies are monitored for escalating ESG controversies.

The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what generally are considered small-cap stocks, mid-cap stocks and large-cap stocks. The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets. The securities may be listed or traded in the form of American Depositary Receipts, Global Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing market countries.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Fund” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

ESG Focus Risk —The Fund’s ESG focus may cause it to perform differently than funds that invest in equity securities, but that do not consider ESG scores when selecting investments. The Fund’s ESG focus may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might otherwise be disadvantageous for the Fund to do so.

Stock Market/Company Risk —Stock markets are volatile and can decline significantly in response to issuer, industry, market, economic, political, regulatory, geopolitical, and other conditions. The value of an equity security can decline significantly in response to these conditions.

Market Capitalization Risk —To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Foreign Market Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

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Developing Market Countries Risk — The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Quantitative Investment Strategy Risk — The Fund is managed using a proprietary quantitative process. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Performance Information

The Fund has not yet commenced operations and therefore does not have a performance history.

Management of the Fund

Investment Adviser. Bessemer Investment Management LLC, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”), is located at 630 Fifth Avenue, New York, New York 10111.

Portfolio Managers.

Dr. Qiang Jiang, PhD, Principal and Senior Quantitative Analyst at the Adviser, has managed the Fund since [March 1, 2018].

Mr. Y. Gregory Sivin, Principal and Senior Quantitative Analyst at the Adviser, has managed the Fund since [March 1, 2018].

Ms. Anna E. White, Senior Vice President of the Adviser, has managed the Fund since [March 1, 2018].

Purchase and Sale of Fund Shares

For important information about the purchase and sale of Fund shares, please turn to the section entitled “Purchase and Sale of Fund Shares” on page [   ] of this Prospectus.

Tax Information

The Fund will distribute to its shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from the Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Financial Intermediary Compensation

For important information about financial intermediary compensation, please turn to the section entitled “Financial Intermediary Compensation” on page [   ] of this Prospectus.

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PURCHASE AND SALE OF FUND SHARES

To open an account with the Fund, your first investment must be at least $1,000. However, you can add to your account for as little as $100. In certain circumstances, these minimums may be waived or lowered at the Fund’s and/or the Adviser’s discretion. Shares of the Fund may be redeemed by mail or by wire through a Selling Agent or through the Transfer Agent (as defined below). Shares of the Fund will be sold at its next determined net asset value. Notwithstanding the foregoing, the Fund and the Adviser reserve the right to reject any purchase request at any time, for any reason.

For additional information regarding the purchase and sale of Fund shares, please turn to the sections entitled “What Do Shares Cost?” on page [   ], “How Do I Purchase Shares?” on page [   ] and “How Do I Redeem Shares?” on page [   ] of this Prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund pays Bessemer Trust Company, N.A. (“Bessemer”) a shareholder servicing fee for certain shareholder support services. Bessemer may in turn engage other parties including broker/dealers, banks, trust companies, investment advisers and other financial institutions and intermediaries to provide such shareholder support services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For additional information, please turn to the section entitled “Distribution and Shareholder Servicing of Fund Shares” on page [   ] of this Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Goals

The investment goal of the Fund described above is not fundamental and may be changed without shareholder approval by the Board of Directors (the “Board”).

Risks of Investing in the Fund

The following is a description of the principal risks specific to an investment in the Fund. The Fund’s Statement of Additional Information (“SAI”) includes further information about the Fund, its investments and related risks.

ESG Focus Risk —The Fund’s ESG focus may cause it to perform differently than funds that invest in equity securities, but that do not consider ESG scores when selecting investments. The Fund’s ESG focus may affect the Fund’s exposure to certain companies and industries and result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might otherwise be disadvantageous for the Fund to do so. A company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s investment strategy. ESG factors may be evaluated differently by different managers, and may mean different things to different people.

Stock Market/Company Risk—Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions. Certain segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. The price of an equity security can decrease significantly in response to the above conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. An issuer in which the Fund

4

invests may perform poorly, and therefore, the value of its securities may decline, which would negatively impact the Fund’s performance.

Foreign Market Risk —Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation and withholding. In addition, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return. Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time. Although depositary receipts such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Non-Voting Depositary Receipts (“NVDRs”) are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market Capitalization Risk — To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Quantitative Investment Strategy Risk—The Fund will invest in securities using a proprietary quantitative process. The success of this strategy depends on the effectiveness of the process in screening securities for inclusion in the Fund’s portfolio. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a strategy that did not incorporate quantitative analysis.

Liquidity Risk —The Fund may not be able to sell securities or other instruments in a timely manner at desired prices. During periods of reduced market liquidity, the difference between the price at which a security can be bought and the price at which it can be sold can widen, and the Fund may not be able to sell a security readily at a price that reflects what the Fund believes it should be worth. Less liquid securities can also become more difficult to value. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstance where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In October 2016, the SEC adopted a new rule that regulates the management of liquidity risk by certain investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), such as the Fund. The new rule may potentially impact the Fund’s performance and ability to achieve its investment objective. The Adviser continues to evaluate the potential impact of this new rule, which has a compliance date of December 1, 2018.

5

Certain Tax Risk —The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. In addition, certain Fund investments may generate a substantial amount of distributions that are taxable to shareholders at ordinary income tax rates. The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. While a portion of the Fund’s income distributions may qualify as tax-advantaged qualified dividends, enabling certain investors who meet holding period and other requirements to receive the benefit of favorable tax treatment, there can be no assurance as to the percentage of the Fund’s income distributions that will qualify as tax-advantaged dividends. In addition, the portion, if any, of the Fund’s distributions that qualifies for favorable tax treatment may be affected by IRS interpretations of the Code, and future changes in tax laws and regulations.

Investments in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including exchange-traded funds (“ETFs”), as an efficient means of carrying out their investment policies. Investment companies, including ETFs, incur certain expenses such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses. To the extent the Fund invests in the securities of other investment companies, the acquired investment companies’ fees and expenses are reflected in the Fund’s fees and expenses.

The Fund may invest in investment companies, including ETFs, in excess of 1940 Act limitations on investments in other investment companies in reliance on SEC exemptive orders obtained by such investment companies.

Temporary Investments

The Fund may temporarily depart from its principal investment strategies by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g. commercial paper, repurchase agreements, etc.) in order to manage large cash inflows, maintain liquidity necessary to meet shareholder redemptions or minimize potential losses during adverse market, economic, political, or other conditions or for other reasons. This may cause the Fund to temporarily forego greater investment returns for the safety of principal and the Fund may therefore not achieve its investment goal.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

WHO MANAGES THE FUND?

The Board governs the Fund. The Board oversees Bessemer Investment Management LLC, the Fund’s investment adviser (the “Adviser”) and a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”).

Adviser

The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

Bessemer is a subsidiary of The Bessemer Group Incorporated (“BGI”). The Adviser, and other subsidiaries of BGI, advise or provide investment, fiduciary and personal banking services with total assets under supervision of approximately $[   ] billion as of December 31, 2017.

For its services under the Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund, equal to 0.75% of the portion of the Fund’s first $500 million average net assets; 0.70% of the portion of the

6

Fund’s average net assets exceeding $500 million but not exceeding $1 billion; and 0.65% for the portion of the Fund’s average net assets exceeding $1 billion.

Because the Fund is newly organized, the Fund paid no actual advisory fees for the fiscal year ended October 31, 2017.

Information regarding the factors considered by the Board in connection with the most recent approvals of the Investment Advisory Agreement is provided in the Fund’s Annual Report for the fiscal year ended October 31, 2017.

The SAI contains additional information about the Adviser, as well as the Fund’s other service providers.

Portfolio Managers

The Fund is managed by Qiang Jiang, Y. Gregory Sivin and Anna E. White, who are primarily responsible for the day-to-day investment management of the Fund and whose biographies are identified below. Information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the Fund is available in the SAI.

Dr. Qiang Jiang, PhD, is a Principal and Senior Quantitative Analyst at the Adviser. Dr. Jiang joined the Adviser in 2007. Prior to joining the Adviser, Dr. Jiang worked for Bessemer since 2002. Prior to joining Bessemer, Dr. Jiang was a consultant for Schroders from 1997 to 2000, and the Bank of New York (which acquired Schroders) from 2000 to 2001. Dr. Jiang worked at Rutgers University as a research fellow, responsible for research in the areas of interfacial phenomena and ultra-low temperature physics, and completed both a M.S in Electrical Engineering & Computer as well as his Doctoral program in Physics in 1991. Dr. Jiang earned a B.S. from Fudan University in 1985.

Mr. Y. Gregory Sivin is a Principal and Senior Quantitative Analyst at the Adviser. Mr. Sivin joined the Adviser in 2011. Prior to joining the Adviser, Mr. Sivin was a portfolio manager and investment product developer at IndexIQ from 2007 to 2009. Before that, Mr. Sivin worked at Deutsche Investment Management as a portfolio manager and quantitative analyst from 2000 to 2007. Mr. Sivin earned a M.S. in Applied Statistics and Decision Making from Fordham University in 2016 and a B.S. in Applied Mathematics and Statistics from Stony Brook University in 1992.

Ms. Anna E. White is a Senior Vice President of the Adviser and Director of Investment Communications at Bessemer, an affiliate of the Adviser. Ms. White joined the Adviser in 2018 and Bessemer in 2015. Prior to joining Bessemer, Ms. White was Director of Investment Communications at GenSpring Family Offices from 2010 to 2015. Before that, Ms. White worked at Silverfern Co-Investment Partners as a Principal, responsible for investor relations and fundraising activities from 2008 to 2010. Ms. White earned an M.B.A.in 1999 and a B.S. in 1993 from the University of North Carolina at Chapel Hill.

WHAT DO SHARES COST?

You can buy shares of the Fund at NAV, without a sales charge, on any day the New York Stock Exchange (“NYSE”) is open for business. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Your purchase order must be received in proper form by 4:00 p.m. (Eastern time) in order to receive that day’s NAV. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

The Fund’s NAV is computed by dividing the value of the Fund’s net assets (i.e., the value of the Fund’s securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding. Portfolio securities for which market quotations are readily

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available are valued at market value. All other investment assets of the Fund are valued in such manner as the Board, in good faith, deems appropriate to reflect their fair value. If events occur that materially affect the value of the security between the time trading ends on a particular security and the close of the normal trading session of the NYSE, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Fund’s Pricing Committee, with input from the Adviser, believes that the last trading price does not represent a reliable current price; or (6) other assets, including real assets and derivatives for which readily available market quotations are not generally available. In addition, the Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which the Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security is purchased or sold, in determining whether a market price is readily available and, if not, the security’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when the Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The Board has adopted valuation policies and procedures for determining the value of Fund shares. The Board receives and reviews quarterly reports from the Fund’s Pricing Committee regarding any valuation issues that arose during the preceding quarter.

To open an account with the Fund, your first investment must be at least $1,000. However, you can add to your account for as little as $100. In certain circumstances, these minimums may be waived or lowered at the Fund’s or Adviser’s discretion.

HOW DO I PURCHASE SHARES?

Each prospective investor in the Fund must first submit an account application in proper form. An account application may be rejected at the discretion of the Fund and/or Adviser at any time and for any reason. Once an application is approved, shares of the Fund may be purchased by mail or by wire directly with the transfer agent of the Fund, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), or through broker/dealers or other financial institutions that have an agreement with the Fund’s distributor, Foreside Funds Distributors LLC (the “Distributor”) (a “Selling Agent”). Notwithstanding the foregoing, the Fund and the Adviser reserve the right to reject any purchase request at any time, for any reason. See also “Market Timing Policies.”

If you purchase shares directly with the Transfer Agent, your account will be maintained by the Transfer Agent. For account balance information and shareholder services, you may call the Transfer Agent at (800) 607-2200. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, taxpayer identification number (usually your Social Security number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such other action as we deem reasonable as permitted by law. All applications for purchase must be approved by the Adviser. Please review your account application for additional information.

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By Mail

Through a Selling Agent

Contact your Selling Agent for instructions. Shares will be issued upon receipt of payment by the Fund in which you are investing (see “Additional Conditions—Transactions Through Selling Agents”).

Directly with the Transfer Agent

•	Contact the Transfer Agent to request a Purchase Application;

•	Complete the Purchase Application;

•	Obtain written Adviser approval; and

•	Mail it together with a check payable to Old Westbury Funds, to the following address:

Old Westbury Funds, Inc. P.O. Box 9767 Providence, RI 02940-9767

Subsequent investments in the Fund do not require a Purchase Application; however, the shareholder’s account number and Fund name must be clearly marked on the check to ensure proper credit.

The Fund will not accept the following payments: third party checks; money orders; bank starter checks; traveler’s checks; credit card convenience checks; or checks drawn in a foreign currency. All checks should be made payable to Old Westbury Funds.

By Wire

Investments may be made directly through the use of wire transfers of federal funds after an account has been established. Shares purchased by wire will be effected at the public offering price next determined after acceptance of the order by the Transfer Agent.

Through a Selling Agent

Contact your Selling Agent for instructions.

Directly with the Transfer Agent

If you do not have a relationship with a Selling Agent, you may purchase shares directly by federal funds wire to the Transfer Agent, after completing the Purchase Application, submitting the Purchase Application to the Adviser for approval, and forwarding a copy to the Transfer Agent. No Purchase Application is required for subsequent investments.

Complete applications should be directed to:

Old Westbury Funds, Inc.
P.O. Box 9767
Providence, RI 02940-9767

Please contact the Transfer Agent at (800) 607-2200 for complete instructions.

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HOW DO I REDEEM SHARES?

Shares of the Fund may be redeemed by mail or by wire through a Selling Agent or through the Transfer Agent. Redemptions will only be made on days when the Fund computes its NAV. When your redemption request is received in proper form, shares of the Fund will be redeemed at its next determined NAV. Redemption requests must be received by 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day’s NAV. Redemption proceeds will normally be mailed or sent electronically the following business day, but in no event more than seven days, after the request is made. Generally, redemption requests are paid in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, a redemption request may be paid in securities of equal value.

By Telephone

Through your Selling Agent

Contact your Selling Agent for complete instructions. Your Selling Agent may accept your redemption request if you have previously elected this service. See “Additional Conditions” for information regarding telephone transactions.

Through the Transfer Agent

For shareholders whose accounts are maintained by the Transfer Agent, if you have authorized the telephone redemption privilege in your Purchase Application, you may redeem shares by calling the Transfer Agent at (800) 607-2200.

By Mail

Through your Selling Agent

Send a letter to your Selling Agent, indicating your name, the Fund name, your account number and the number of shares or dollar amount you want to redeem. Your request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign).

Shareholders may also redeem Fund shares through participating organizations holding such shares who have made arrangements with the Fund permitting them to redeem such shares by telephone or facsimile transmission and who may charge a fee for this service.

Through the Transfer Agent

For shareholders whose accounts are maintained by the Transfer Agent, redemptions may be made by sending a written redemption request indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem to:

Old Westbury Funds, Inc.
P.O. Box 9767
Providence, RI 02940-9767

For additional assistance, call (800) 607-2200.

Additional Conditions

Transactions Through Selling Agents

Selling Agents are authorized to accept purchase orders on behalf of the Fund at the Fund’s NAV next determined after your order is received by a Selling Agent in proper order before 4:00 p.m., Eastern time, or such

10

earlier time as may be required by the Selling Agent. Selling Agents may be authorized to designate other intermediaries to act in this capacity. Selling Agents may charge you a transaction fee on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. Selling Agents may be the shareholders of record of your shares. Selling Agents are responsible for transmitting requests and delivering funds on a timely basis. Neither the Fund nor the Distributor is responsible for ensuring that the Selling Agents carry out their obligations to their customers.

Signature Guarantees

You must have a signature guarantee on the following written redemption requests:

•	when you want a redemption to be sent to you at an address other than the one you have on record with the Fund;

•	when your account address has changed within the last ten business days;

•	when the redemption proceeds are being transferred to another Fund account with a different registration; or

•	when the redemption proceeds are being wired to bank instructions currently not on your account.

A signature guarantee is designed to protect your account from fraud. We accept signature guarantees only from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Limitations on Redemption Proceeds

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or

•	during periods when the NYSE is closed other than on customary weekend and holiday closings, when trading is restricted, if an emergency exists as determined by the SEC, or by other order of the SEC.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund. The proceeds of your redemption of shares that were purchased by check may be held up to ten business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares by wire. Redemptions made after an account has been opened, but before a customer’s identity has been verified, which may take up to five business days, must be made in writing, even if the redemption involves shares purchased by wire.

Telephone Transactions

The Fund makes every effort to ensure that telephone redemptions and exchanges are only made by authorized shareholders. All telephone calls are recorded for your protection, and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized

11

transactions. Telephone transaction privileges, including purchases, redemptions and exchanges placed by telephonic instructions or facsimile instructions, may be revoked at any time at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

HOW DO I EXCHANGE SHARES?

You may exchange shares of the Fund for shares of any of the other funds offered in the registrant’s prospectus dated March 1, 2017 free of charge, provided you meet the $1,000 minimum initial investment requirement. In certain circumstances, these minimums may be waived or lowered at the Fund’s and/or the Adviser’s discretion. An exchange is treated as a redemption and subsequent purchase, and is therefore a taxable transaction. As stated above, the Fund and the Adviser reserve the right to reject any purchase order for any reason. Also see “Market Timing Policies” below. Signatures must be guaranteed if you request and exchange into another fund with a different shareholder registration. The Fund will provide shareholders with 60 days’ written notice prior to any modification of this exchange privilege. See “Additional Conditions—Telephone Transactions” for information regarding exchanging shares by telephone.

Exchanges may be made by sending a written request to Old Westbury Funds, Inc., P.O. Box 9767 Providence, RI 02940-9767 or by calling 1-800-607-2200. Please provide the following information:

•	your name and telephone number;

•	the exact name on your account and account number;

•	taxpayer identification number (usually your Social Security number);

•	dollar value or number of shares to be exchanged;

•	the name of the Fund from which the exchange is to be made; and

•	the name of the Fund into which the exchange is being made.

MARKET TIMING POLICIES

The Fund is not designed for market timing strategies. If you intend to engage in market timing, do not invest in shares of the Fund. The Fund’s Board has adopted policies and procedures with respect to frequent purchases and/or exchanges of Fund shares that are intended to detect and deter market timing. Frequent purchases, and subsequent redemptions, or exchanges shortly thereafter may interfere with the most effective and efficient investment of assets of the Fund in accordance with its objectives and policies. Such trading practices may also cause dilution in value of the Fund’s shares held by long-term shareholders and may increase brokerage and administrative costs.

The Fund reserves the right to reject any purchase and/or exchange orders if, in the Adviser’s discretion, a shareholder (including all accounts under common ownership) engages in a trading practice which the Adviser believes may cause harm to the Fund or its shareholders. Moreover, the Fund reserves the right to reject any purchase request at any time, for any reason and may revoke telephone transaction privileges at any time. To minimize harm to the Fund and its shareholders, the Fund reserves the right to permanently refuse purchase and/or exchange requests.

The Fund does not knowingly accommodate excessive trading of shares and does not tolerate excessive trading when detected. In addition, the Fund has not created any arrangements, such as an automated exchange or redemption program that would permit frequent trading. The Board receives periodic net asset inflow and outflow information reflecting purchase, exchange and redemption activities. The Board may determine to impose additional restrictions as they deem necessary, if any such transaction activities detrimental to long-term shareholders are discovered.

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There can be no assurances that the Fund will be able to detect, anticipate or stop any such orders, exchanges or requests because of various factors. For example, the Fund may not be able to identify trading by a particular beneficial owner through omnibus accounts held by financial intermediaries since trading activity in the omnibus account is generally aggregated. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

ACCOUNT AND OTHER INFORMATION

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including distributions of any net investment income and realized net capital gains.

Fund Distributions

Distributions (if any) are paid to shareholders invested in the Fund on the record date. Distributions of any net investment income (dividends and interest less net expenses) are paid at least annually for the Fund. Realized net capital gains, if any, are declared and distributed at least annually. Your distributions will be automatically reinvested in additional shares unless you elect cash payments.

If you purchase shares just before the Fund declares a taxable distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which is generally subject to tax whether or not you reinvest the distribution in additional shares. Similarly, if you purchase shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the securities and realizes and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a distribution. Contact your investment professional or the Fund for information concerning when distributions will be paid.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

Important Note Regarding “Lost Shareholders”

If you have elected to have your account dividends and/or distributions paid in cash, the Fund reserves the right to change the dividend and distribution payment option on your account to “reinvest” if mail sent to the address on your account is returned by the post office as “undeliverable.” In such event, the Fund would then purchase additional Fund shares with any dividend or distribution payments. In order to change the option back to “cash” you would need to send the Transfer Agent written instructions as described above.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation, including state, local and foreign tax consequences of investing in the Fund. Please see the SAI for additional federal income tax information.

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The Fund will distribute to its shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from the Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders of the Fund may be able to deduct a portion of their distributions when determining their taxable income.

Currently, an individual’s net long-term capital gain is generally subject to a maximum federal tax rate of 20%. Distributions of net capital gain that are derived from the sale or disposition of collectibles are currently taxable at a 28% rate. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by the Fund from its investments in certain U.S. and foreign corporations is currently subject to a maximum federal tax rate of 20%, as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investments in the stock producing such dividends.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain high-income individuals, trusts and estates. For this purpose, net investment income generally includes, among other things, distributions paid by the Fund, including capital gain dividends (but excluding exempt interest dividends), and any net gain from the sale of Fund shares.

Taxable distributions from the Fund generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will report to you the federal income tax status of your distributions for the year.

If more than 50% of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund will be eligible to file an annual election with the IRS that would require you to include a pro rata portion of the Fund’s foreign taxes in your gross income and treat such amount as foreign taxes paid by you. In general, you can either deduct such amount in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations. It is not expected that the Fund will be eligible for this election.

As a regulated investment company for federal income tax purposes, the Fund must derive at least 90% of its gross income from certain qualifying sources. Rules governing the federal income tax aspects of derivatives are in a developing stage and are not entirely clear in certain respects, particularly in light of a pair of 2006 IRS revenue rulings that held that income from certain derivative contracts with respect to a commodity index or individual commodities was not qualifying income for a regulated investment company. The Fund intends to limit its investments in commodity-linked derivatives in a manner designed to maintain their qualification as regulated investment companies under the Code. However, the IRS may not agree with determinations made by the Fund. If it does not, the status of the Fund as a regulated investment company might be jeopardized.

Your redemptions (including redemptions-in-kind) and exchanges of Fund shares generally will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Cost Basis Reporting

The Fund is required to report to the IRS and furnish to you annually on Form 1099-B the cost basis information for the Fund’s shares sold. In addition to the requirement that the Fund report the gross proceeds from the sale of the Fund’s shares, the Fund also is required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of the Fund’s shares, the Fund will permit you to elect from among several IRS-accepted cost basis methods, including average cost basis. In

14

the absence of an election, cost basis will be calculated using the Fund’s default method of average cost. The cost basis method elected by you (or the cost basis method applied by default) for each sale of the Fund’s shares may not be changed after the settlement date of each such sale of the Fund’s shares. At any time, you may designate a new election for future cost basis calculations.

You should carefully review the cost basis information provided by the Fund and make any adjustments that are required when reporting these amounts on federal income tax returns. If your account is held by an investment representative (financial advisor, broker or other nominee), you should consider contacting that representative with respect to reporting of cost basis and available elections for your account. You are encouraged to refer to the appropriate IRS regulations or consult your tax advisor to obtain more information about cost basis reporting and, in particular, to determine the best IRS-accepted cost basis method for your personal tax situation.

The Fund is required to report only the gross proceeds from the sale of the Fund’s shares.

Foreign Shareholders

Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.

DISTRIBUTION AND SHAREHOLDER SERVICING OF FUND SHARES

Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter to the Fund pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Fund has adopted a shareholder servicing plan. Under this plan, the Fund has entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services (“Shareholder Support Services”) to the Fund. Such Shareholder Support Services include, but are not limited to, providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption requests, and transmitting various communications to shareholders. For these services, the Fund pays an annual fee of 0.20% of its average daily net assets. These shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board of Directors. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from the Fund. Because the shareholder servicing fees paid to Bessemer are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Bessemer may make payments from time to time from its own resources for certain enumerated purposes.

FINANCIAL INFORMATION

Financial Highlights

Because the Fund is newly organized, no financial information is available for the Fund.

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OLD WESTBURY FUNDS, INC.

Shareholder Privacy

Below is a summary of the non-public personal information that we may collect and maintain during the course of our relationship, our policy regarding the use of that information, and the measures we take to safeguard that information. We do not sell non-public personal information to anyone and only share it with others as described below.

Information We Collect

In the course of our business relationship, we may obtain non-public personal information about you, including:

•	Information we receive from you in applications, forms, or other documents (such as your name, address, and social security number, driver’s license number, and state identification card number).
•	Information about your investments or transactions with us.

Disclosure Policy

We will not disclose your non-public personal information except as permitted or required by law. For example, we may disclose such non-public personal information to affiliated or unaffiliated service providers that provide assistance in servicing or maintaining your account or other business relationship such as, mailing shareholder reports or providing periodic account statements or to third parties in response to a subpoena or regulatory inquiry. We may also disclose your non-public personal information to governmental entities such as sending annual income statement to the U.S. Internal Revenue Service.

Information Security

We require our service providers with whom your non-public personal information is shared to adopt policies and procedures reasonably designed to restrict access to and use of your non-public personal information and to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

This information is being provided in accordance with the provisions of Section V of the Gramm-Leach-Bliley Act and the regulations of Securities and Exchange Commission issued thereunder.

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A Statement of Additional Information (SAI) dated [  ], 2018 is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-607-2200. The Fund does not make its SAI or Annual and Semi-Annual Reports available through the internet because the Fund does not have a web site.

Information from the SEC: You can obtain copies of Fund documents from the SEC as follows:

In person: Public Reference Room in Washington, D.C.

(For information about their operation, call 1-202-551-8090.)

By mail:	Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet: http://www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.)

Cusip [       ]

Investment Company Act file no. 811-07912

[ ]	Old Westbury Funds, Inc.	[ ]
17

The information in this Preliminary SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Preliminary SAI is not an offer to sell these securities and is not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion Dated December 15, 2017

OLD WESTBURY FUNDS, INC.

Statement of Additional Information

[        ], 2018

Old Westbury All Cap ESG Fund ([         ])

(the “Fund”)

This Statement of Additional Information (SAI) is not a Prospectus and should be read in conjunction with the Fund’ Prospectus dated [        ], 2018. You may obtain the Prospectus, Annual Report or Semi-Annual Report without charge by calling 1-800-607-2200.

Bessemer Investment Management LLC – the
Fund’s Investment Adviser (the “Adviser”)

HOW IS THE FUND ORGANIZED?

Old Westbury Funds, Inc. (the “Corporation”) is an open-end, management investment company that was established under the laws of the State of Maryland on August 26, 1993.

The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUND INVESTS

The Fund invests in a variety of securities and other instruments and employ a number of investment techniques that involve certain risks. The Prospectus highlights the Fund’s principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Fund. The following table sets forth additional information concerning permissible investments and techniques for the Fund. Following the table is further information describing the investments and techniques listed in the table, as well as others.

Securities and Investment Techniques	All Cap ESG Fund
Asset-Backed Securities	Ö
Bank Obligations	Ö
Below Investment Grade/ High Yield Securities	Ö
Borrowing	Ö
Callable Securities	Ö
Collateralized Debt Obligations	Ö
Collateralized Loan Obligations	Ö
Collateralized Mortgage Obligations	Ö
Collectibles
Commercial Paper	Ö
Commodities
Common Stocks	Ö
Convertible Securities	Ö
Debt Obligations	Ö
Defaulted Debt Securities
Fixed and Floating Rate Debt Obligations	Ö
Foreign Debt Obligations	Ö
Inverse Floaters
Pre-Refunded Bonds
Depository Receipts	Ö
1

American Depository Receipts	Ö
Global Depository Receipts	Ö
European Depository Receipts	Ö
Non-Voting Depositary Receipts	Ö
Derivative Instruments	Ö
Futures and Options Transactions	Ö
Foreign Currency Transactions	Ö
Hybrid or Linked Instruments	Ö
Structured Notes	Ö
Swap Transactions	Ö
Emerging Growth Companies	Ö
Emerging Market Securities	Ö
Exchange-Traded Funds	Ö
Exchange-Traded Notes	Ö
Foreign Securities	Ö
Illiquid Securities	Ö
Inflation-Protected Securities	Ö
Investment Grade Debt Securities	Ö
Investment in Investment Companies	Ö
Investment in a Wholly-Owned Subsidiary
Loan Participations and Assignments
Master Limited Partnerships (MLPs)	Ö
MLP Tax Risk	Ö
Money Market Instruments	Ö
Mortgage-Backed Securities
Adjustable Rate Mortgage Securities (ARMS)
Commercial Mortgage-Backed Securities
Mortgage Dollar and U.S. Treasury Rolls
Municipal Securities
2

Municipal Bonds
Municipal Housing Bonds
Municipal Leases
Municipal Notes
Preferred Stocks	Ö
Private Placements and Other Restricted Securities	Ö
Quantitative Investment Strategy	Ö
Real Estate Investment Trusts	Ö
Royalty Trusts	Ö
Repurchase Agreements	Ö
Reverse Repurchase Agreements	Ö
Short Sales	Ö
Small and Medium Capitalization Stocks	Ö
Standby Commitments
Stripped Securities
Structured Investments
U.S. Government Securities	Ö
Temporary Investments	Ö
Variable Rate Demand Notes
Warrants and Rights	Ö
When-Issued and Delayed Delivery Transactions	Ö
Zero Coupon, Pay-in-Kind and Step-Coupon Securities	Ö

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

The following describes the types of securities the Fund may purchase, as well as certain investment techniques the Fund may use that are in addition to those described in the Prospectus. The following also describes certain additional risks associated with such securities and investment techniques.

ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time such as car loans and credit card receivables. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders.

3

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. The Fund will not invest in obligations for which the Adviser, or any of its affiliates, is the ultimate obligor or accepting bank. Certain bank obligations, such as some CDs, are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

BELOW INVESTMENT GRADE/HIGH YIELD SECURITIES. Below investment grade or high yield securities are securities rated lower than BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or not rated by any rating agency but determined to be of comparable quality by the Adviser. There are certain risks involved in applying credit ratings as a method of evaluating below investment grade securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The market prices of such securities (commonly known as “junk bonds”) may become increasingly

4

volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.

Below investment grade/high yield securities are subject to the risks associated with debt securities, and may be more sensitive to such risks than investment grade debt securities. The market for unrated securities may not be as liquid as the market for rated securities, which may result in depressed prices for the Fund in the disposal of such nonrated securities. The limited market for these securities may affect the amount actually realized by the Fund upon such sale. Such sale may result in a loss to the Fund.

BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. A fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses can exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities, even at a loss, to restore the coverage.

CALLABLE SECURITIES. Callable securities give the issuer the right to redeem the security on a given date or dates (known as the call dates) prior to maturity. In return, the call feature is factored into the price of the debt security, and callable debt securities typically offer a higher yield than comparable non-callable securities. Certain securities may be called only in whole (the entire security is redeemed), while others may be called in part (a portion of the total face value is redeemed) and possibly from time to time as determined by the issuer. There is no guarantee that the Fund will receive higher yields or a call premium on an investment in callable securities.

The period of time between the time of issue and the first call date, known as call protection, varies from security to security. Call protection provides the investor holding the security with assurance that the security will not be called before a specified date. As a result, securities with call protection generally cost more than similar securities without call protection. Call protection will make a callable security more similar to a long-term debt security, resulting in an associated increase in the callable security’s interest rate sensitivity.

Documentation for callable securities usually requires that investors be notified of a call within a prescribed period of time. If a security is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. Issuers are more likely to exercise call options in periods when interest rates are below the rate at which the original security was issued, because the issuer can issue new securities with lower interest payments. Callable securities are subject to the risks of other debt securities in general, including prepayment risk, especially in falling interest rate environments.

COLLATERALIZED DEBT OBLIGATIONS (CDOs) AND COLLATERALIZED LOAN OBLIGATIONS (CLOs). The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid

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securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.

In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Fund’s Prospectus, CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs). CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full. Because cash flow is distributed sequentially instead of pro rata with CMOs, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal pay downs.

COMMERCIAL PAPER. The commercial paper in which the Fund may invest must be rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody, or F1 or F2 by the Fitch Group (“Fitch”). Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

COMMON STOCKS. Common stock represents an equity (ownership) interest in a company. Common stockholders receive the residual value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. The prices of common stock fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most common stocks, even those issued by strong companies, likely will decline in value. Market conditions add significantly to the risk of short term volatility of the Fund.

CONVERTIBLE SECURITIES. Convertible securities are a combined form of equity security and debt security. Generally, convertible securities are bonds, debentures, notes, preferred stocks, warrants or other securities that convert or are exchangeable into shares of the underlying common stock at a stated exchange ratio. Usually, the conversion or exchange is solely at the option of the holder. However, some convertible securities may be convertible or exchangeable at the option of the issuer or are automatically converted or exchanged at a certain time, or on the occurrence of certain events, or have a combination of these characteristics. Usually, a convertible security provides a long-term call on the issuer’s common stock and therefore tends to appreciate in value as the underlying common stock appreciates in value. A convertible security also may be subject to redemption by the issuer after a certain date and under certain circumstances (including a specified price) established on issue. If a convertible security held by the Fund is called for redemption, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it.

Convertible bonds, debentures and notes are varieties of debt securities, and as such are subject to many of the same risks, including interest rate sensitivity, changes in debt rating and credit risk. In addition, convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer’s non-convertible debt obligations. Thus, convertible securities are subject to many of the same risks as high-yield, high-risk securities.

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DEBT OBLIGATIONS. The Fund may invest in the following type of debt obligations, including bills, bonds, notes, debentures, money market instruments and similar instruments and securities of U.S. and non-U.S. corporate issuers or governments. Bonds and other debt securities generally are subject to credit risk and interest rate risk. While debt securities issued by the U.S. Treasury generally are considered free of credit risk, debt issued by agencies and corporations all entail some level of credit risk. Investment grade debt securities have less credit risk than do high-yield, high-risk debt securities. Bonds and other debt securities generally are interest rate-sensitive. During periods of falling interest rates, the value of debt securities held by the Fund generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer durations are more likely to be sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Debt obligations also may be particularly sensitive to certain economic, market and political events and developments, as described below. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments. While assets in debt markets have grown rapidly in recent years, the capacity for traditional dealer counterparties to engage in debt securities trading has not kept pace and in some cases has decreased. For example, primary dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. This reduction in market-making capacity may be a persistent change, to the extent it is resulting from broader structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the debt securities markets. Such issues may be exacerbated during periods of economic uncertainty.

Fixed and Floating Rate Debt Obligations. Fixed rate securities exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility. Floating rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Floating rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Floating rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a floating rate obligation defaults, the Fund could sustain a loss to the extent of such default.

Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund may invest in securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank. The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will be able or willing to honor their capitalization commitments for those entities.

DEPOSITARY RECEIPTS. Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are generally not traded in the same market as the underlying securities and may not be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are traded in the U.S. ADRs provide a way for the Fund to gain exposure to foreign-based companies in the U.S. rather than purchasing shares in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. The foreign securities underlying

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GDRs and EDRs are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Some depositary receipts may be non-voting. Non-Voting Depositary Receipts (“NVDRs”) are typically issued by an exchange affiliate and represent a non-voting equity interest in an issuer.

DERIVATIVE INSTRUMENTS. Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can generally be easily bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized and/or complex, and may be harder to value. The use of derivatives may enhance returns and be useful in hedging portfolios. The use of certain derivatives may have a leveraging effect on the Fund, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate the Fund’s losses. To manage the risk associated with leveraging, the Fund may segregate liquid assets, or otherwise “cover” its derivatives position in a manner consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and SEC interpretations thereunder. The Fund may modify its asset segregation policies at any time to comply with any changes in the Securities and Exchange Commission’s (the “SEC”) positions regarding asset segregation. Some common types of derivatives include futures, options, options on futures, forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, swap transactions and swaptions.

The Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) for any other reason deemed appropriate by the Adviser in achieving the Fund’s investment objective; and/or (vii) to manage the effective maturity or duration of its portfolio.

The Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to significant losses even from relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting or with changes in the value of the Fund’s holdings. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of the Adviser’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when the Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) in particular may be illiquid. Derivatives traded in the over-the-counter market are also subject to the risk that the other party will not meet its obligations. In addition, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Pursuant to regulations and/or published positions of the SEC or its staff, the Fund may be required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. To the extent the Fund maintains asset coverage in the amount prescribed, such assets cannot be sold while the derivative transaction is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. In December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact the

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Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objectives.

The Adviser has claimed an exclusion from the definition of a commodity pool operator with respect to its management of the Fund pursuant to Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Therefore, the Adviser is not subject to regulation as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, with respect to its management of the Fund. In order to rely on the Rule 4.5 exclusion, the Fund must limit its investments in commodity futures contracts, options on futures contracts and swaps and other commodity interests (including, for example, security futures, broad-based stock index futures and financial futures contracts). In the event that the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a CPO with respect to the Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total returns.

FUTURES AND OPTIONS TRANSACTIONS. The Fund may buy and sell futures contracts and options on futures contracts, buy put and call options on portfolio securities and securities indices or write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund’s ability to establish and close out futures and options positions depends on this secondary market. When the Fund uses futures and options on futures, there is a risk that the prices of such futures and options may not correlate perfectly with the prices of the underlying instruments. Futures contracts and options may react differently to market changes and be more volatile than the underlying instruments and may increase the volatility of the Fund’s net asset value. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. For options, a change in volatility of the underlying instrument due to general market and economic conditions or other factors may negatively affect the value of such option. In these events, the Fund may lose money on the futures contracts and/or options, including losses that exceed the amount of the posted collateral (for futures), complete loss of the amounts paid as premiums to the writer of an option (for long options), and unlimited losses (for written options). In addition, futures exchanges may impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat or corn) or a financial asset (such as a security). A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

Margin in Futures Contracts. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. Government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions. As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, it will maintain, at a minimum, an amount of cash and/or cash equivalents, equal to the amount payable at the settlement of the futures contracts to “collateralize” the position and ensure that the futures contracts are covered. As a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures

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contract may lead to a substantial loss for the Fund. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.

Put Options on Financial and Stock Index Futures Contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option position by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid plus related transaction costs for the option contract may be lost.

The Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even if the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying financial or stock index futures contract normally increases. When the market price of the underlying financial or stock index futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

In order to avoid the exercise of an option sold by it, the Fund may cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund’s interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same terms as the option sold by the Fund, and has the effect of canceling the Fund’s position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

Call Options on Financial and Stock Index Futures Contracts. The Fund may write (sell) listed and over- the-counter call options on financial and stock index futures contracts. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of financial and stock index futures to go down, the Fund’s obligation to sell a futures contract costs less to fulfill, causing the value of the Fund’s written call option position to increase. In other words, as the underlying futures price goes down below the option’s strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund’s portfolio securities.

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Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

The Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer’s) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund’s option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

Purchasing Put and Call Options on Securities. The Fund may purchase put options on portfolio securities to protect against price movements in the Fund’s portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

Writing Covered Call and Put Options on Securities. The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund’s portfolio securities. As a writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

Stock Index Options. The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

Over-the-Counter Options. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options generally have a continuous liquid market while over-the-counter options may not. The Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund’s portfolio securities or securities indices are not traded on an exchange.

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FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions or to exchange one currency for another. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When the Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. Currency exchange rates may be volatile and the Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, market or economic downswings, or other relevant factors, such as the actions of governments or central banks, the imposition of currency controls, and speculation. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks.

Forward Foreign Currency Exchange Contracts. The Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, to facilitate settlement of security purchases, to exchange one currency for another, or to seek enhanced returns. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk. The Fund may also hedge a currency by entering into a transaction in a currency instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). Bilaterally negotiated forward foreign currency exchange contracts are subject to counterparty risk. Certain foreign currency forwards may eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts and increase the liquidity of these contracts, central clearing would not make the contracts risk-free. Gains from foreign currency contracts are generally taxable as ordinary income and, as a result, may significantly increase an investor’s tax liability.

The Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present during the particular time that the Fund is engaging in proxy hedging. The Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Some of the forward non-U.S. currency contracts entered into by the Fund are classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

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Put and Call Options on Foreign Currencies. Purchasing and writing put and call options on foreign currencies are used to protect the Fund’s portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund’s position, such Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of government actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lesser trading volume.

HYBRID OR LINKED INSTRUMENTS. Hybrid or linked instruments typically combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied to the price of some commodity, currency or securities index or another interest rate or some other economic factor (a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark.

Hybrid instruments also include “market access products” (“MAPs”), which may be structured as participatory notes, debt or equity warrants, options, total return swaps or other similarly structured instruments that are linked to an underlying equity security. MAPs provide for synthetic exposure to the price movements of an underlying local foreign equity security (e.g., if the underlying equity security decreases in value, the value of the MAP will decrease commensurately). MAPs are subject to certain risks, including, but not limited to, the same risks as direct investments in securities of foreign issuers and the risks generally associated with investing in derivative instruments. In addition, MAPs are subject to counterparty risk because the security is typically issued by another financial institution or banking entity. If the counterparty suffers a significant credit event and cannot perform, or it is perceived that the counterparty cannot perform, its obligations under the terms of the agreement, a MAP may lose value regardless of the strength of the underlying equity security. Additionally, the liquidity of MAPs may be limited because there is typically no secondary market trading in such instruments (they are generally bought and sold through the issuing counterparty).

These instruments can be used as a means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrid instruments may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a linked hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a linked or hybrid instrument may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denomination bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of linked or hybrid instruments also exposes the Fund to the credit risk of the issuer of the linked or hybrid instrument. These risks may cause significant fluctuations in the net asset value of the Fund. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined under the “1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

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STRUCTURED NOTES. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured note may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed so that appreciation of the reference may produce an increase or decrease in the interest rate or the value of the structured note; therefore, the value of these securities may be volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

SWAP TRANSACTIONS. Swaps are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different market factors or types of investments, including a specified reference security, basket of securities, securities market index or index component. Depending on their structure, swaps may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, securities market indexes, or other factors such as security prices or inflation rates. The Fund may enter into a variety of swaps, including interest rate, index, volatility, commodity, equity, credit default and currency exchange rate swaps, and other types of swaps such as caps, collars and floors. The Fund also may enter into swaptions, which are options to enter into a swap.

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency), or in a “basket” of securities representing a particular index. The “notional amount” of the swap is a basis on which to calculate the obligations which the parties to a swap have agreed to exchange. The Fund’s obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the swap based on the relative values of the positions held by each party to the swap. The Fund’s obligations under a swap will be accrued daily (offset against any amounts owing to the Fund).

Whether the Fund’s use of swaps will be successful in furthering its investment objective will depend on the ability of the Adviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. For a bilaterally negotiated swap, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Currently, some, but not all, swap transactions are subject to central clearing. Eventually many swaps will be centrally cleared. Although central clearing is expected to decrease the counterparty risk involved in bilaterally negotiated contracts because it interposes the central clearinghouse as the counterparty to each participant’s swap, central clearing would not make swap transactions risk-free. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swaps, to realize amounts to be received under such swaps, or to enter into swaps, or could have adverse tax consequences.

Swaps may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to the Fund’s limitation on investments in illiquid securities. Eventually many swaps will be exchange-traded in addition to being centrally cleared. Although exchange-trading is expected to increase the liquidity of swap transactions, there is no guarantee that the Fund would be able to consider these swap transactions to be liquid for purposes of the Fund’s limitation on investments in illiquid securities. Like most other investments, swap transactions are subject to the risk that market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in

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establishing swap positions for the Fund. If the Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

EMERGING GROWTH COMPANIES. Emerging growth companies are companies that are beyond their initial start-up periods but have not yet reached a state of established growth or maturity. The nature of investing in emerging growth companies involves a greater level of risk than would be associated when investing in more established seasoned companies. The rate of growth of such companies may at times be dramatic; such companies often provide new products or services that enable them to capture a dominant or important market position, have a special area of expertise or are able to take advantage of changes in demographic factors in a more profitable way than other companies. These companies may have limited product lines, markets or financial resources and may lack management depth since they have not been tested by time or the marketplace. The securities of emerging growth companies often have limited marketability and may be subject to more volatile market movements than securities of larger, more established growth companies or the market averages in general. Therefore, a fund that invests in emerging growth companies may be subject to greater fluctuation in value than funds investing entirely in proven growth stocks.

EMERGING MARKET SECURITIES. The Adviser may invest in emerging markets. Most of these markets have a relatively low gross national product per capita, compared to the world’s major economies, but may exhibit potential for rapid economic growth. Securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks), warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may also invest in the depositary receipts of such issuers. There are special risks involved in investing in emerging market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Certain emerging markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any,

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interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

EXCHANGE-TRADED FUNDS. As discussed under “Investment in Other Investment Companies” below, other investment companies may include exchange-traded funds (“ETFs”), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund’s investments in certain ETFs may exceed certain of the limits described herein.

EXCHANGE-TRADED NOTES. The Fund may invest in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN SECURITIES. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Amounts realized on foreign securities may be subject to high levels of foreign withholding and other taxes which may decrease the net return on foreign investments as compared to amounts realized by the Fund on domestic securities.

The value of the Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund’s operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer.

Since investments in foreign securities often involve foreign currencies, the value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, including currency blockage.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

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ILLIQUID SECURITIES. Illiquid securities are defined by the Fund consistent with the SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets. In October 2016, the SEC adopted a new rule that regulates the management of liquidity risk by certain investment companies registered under the 1940 Act, such as the Fund. The new rule may potentially impact the Fund’s performance and ability to achieve its investment objective. The Adviser continues to evaluate the potential impact of this new rule, which has a compliance date of December 1, 2018.

INFLATION-PROTECTED SECURITIES. Unlike traditional debt securities that make fixed or variable principal and interest payments, inflation-protected debt securities are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. The Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

INVESTMENT GRADE DEBT SECURITIES. Investment grade securities have received one of the four highest ratings of a NRSRO. The ratings of AAA, AA, A and BBB by S&P or Fitch denote investment grade securities. The ratings of Aaa, Aa, A and Baa by Moody’s denote investment grade securities. Securities receiving the fourth highest rating (BBB by S&P or Fitch or Baa by Moody’s) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The credit ratings assigned to investment grade securities may not accurately reflect the true risks of an investment. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. In the event any debt obligation held by the Fund is downgraded below the lowest permissible grade, the Fund is not required to sell the security.

INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other open- or closed-end investment companies, including ETFs, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC. The Fund may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when the Adviser believes share prices of other investment companies offer attractive values. The Fund may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. Investing in other investment companies may result in higher fees and expenses for the Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that the Fund purchases. The Fund may also invest in foreign investment companies or foreign investment schemes. In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track, as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

MASTER LIMITED PARTNERSHIPS (MLPs). Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner,

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cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Much of the benefit that the Fund may derive from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

MONEY MARKET INSTRUMENTS. Money market instruments are high-quality, short-term debt obligations, which include, but are not limited to: (i) U.S. Government obligations (i.e., a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government); (ii) certain corporate debt securities (e.g., commercial paper and master notes (which are generally understood to be unsecured obligations of a firm, often private and/or unrated, privately negotiated by borrower and lender)); (iii) bank obligations (e.g., certificates of deposit, time deposits and bankers’ acceptances); (iv), pass-through certificates or participation interests; (v) short-term taxable municipal securities; (vi) repurchase agreements; and (vii) money market funds (i.e., funds that comply with Rule 2a-7 under the 1940 Act). Money market instruments are generally regarded to be of high quality. However, except for certain U.S. Government obligations, they generally are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, the creditworthiness of an issuer, or guarantees of that issuer, supports such instruments. Amendments to money market fund regulations effective October 14, 2016 could affect a money market fund’s operations and possibly negatively affect its return. In addition, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund’s liquidity falls below required minimums.

PREFERRED STOCKS. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The rights of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

PRIVATE PLACEMENTS AND OTHER RESTRICTED SECURITIES. Private placement securities are securities that have been privately placed and are not registered under the Securities Act of 1933, as amended (the “1933 Act”). They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to

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accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of a trading market.

QUANTITATIVE INVESTMENT STRATEGY RISK. The Fund may invest in securities using a proprietary quantitative process. The success of this strategy depends on the effectiveness of the process in screening securities for inclusion in the Fund’s portfolios. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a strategy that did not incorporate quantitative analysis.

REAL ESTATE INVESTMENT TRUSTS. Real estate investment trusts, or REITs, are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. REITs are subject to management fees and other expenses, and so the Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. REITs are not diversified and are heavily dependent on cash flow.

An investment in a REIT is subject to the risks that impact the value of the underlying assets of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for preferential treatment under the Code. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended, inflation, and changes in market interest rates.

ROYALTY TRUSTS. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A part or all of the income distributed to investors may be tax deferred.

REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by the Fund that are collateralized by the securities subject to repurchase. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, the Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of the Fund’s rights) and exemptions thereto (which would permit the Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, the Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, the Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal

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levels of income or lack of access to income during such time, as well as the costs incurred in enforcing the Fund’s rights.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Pursuant to regulations and/or published positions of the SEC or its staff, the Fund may be required to maintain asset coverage or offsetting positions in connection with reverse repurchase agreements. To the extent the Fund maintains asset coverage in the amount prescribed, such assets cannot be sold while the reverse repurchase agreement is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

SHORT SALES. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker/dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

To the extent that the Fund engages in short sales, it will provide collateral to the broker/dealer. The Fund will not sell securities short unless it (1) maintains, or has a right to acquire, an offsetting long position in an equal amount of such securities, or (2) maintains a segregated account consisting of cash or other liquid assets in accordance with applicable laws and regulations. While in a short position, the Fund will retain the securities, rights, or segregated assets. Short selling may accelerate the recognition of gains.

SMALL AND MEDIUM CAPITALIZATION STOCKS. Many small capitalization companies (“Small Cap Companies”) will have had their securities publicly traded, if at all, for only a short period of time and will not have had the opportunity to establish a reliable trading pattern through economic cycles. Investing in small and mid capitalization stocks may involve greater risk than investing in large capitalization stocks and more established companies, since they can be subject to greater volatility. The price volatility of Small Cap Companies is relatively higher than larger, more mature companies. The greater price volatility of Small Cap Companies may result from the fact that there may be less market liquidity, less information publicly available or few investors who monitor the activities of these companies. Further, in addition to exhibiting greater volatility, the stocks of Small Cap Companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of Small Cap Companies may decline in price as the price of large company stocks rise or vice versa. In addition, the market prices of these securities may exhibit more sensitivity to changes in industry or general economic conditions. Some Small Cap Companies will not have been in existence long enough to experience economic cycles or to know whether they are sufficiently well managed to survive downturns or inflationary periods. Further, a variety of factors may affect the success of a company’s business beyond the ability of its management to prepare or compensate for them, including domestic and international political developments, government trade and fiscal policies, patterns of trade and war or other military conflict which may affect particular industries, markets or the economy generally.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include:

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•	direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
•	notes, bonds and discount notes issued or guaranteed by U.S. Government agencies and instrumentalities supported by the full faith and credit of the U.S.;
•	notes, bonds and discount notes of U.S. Government agencies or instrumentalities which receive or have access to federal funding; and
•	notes, bonds and discount notes of other U.S. Government instrumentalities supported by the credit of the instrumentalities.

Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the GNMA, are supported by the full faith and credit of the United States; others, such as securities issued by FHLMC, FNMA and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. However, these securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. On September 7, 2008, the FHFA was appointed to be the conservator of FHLMC and FNMA for an indefinite period. As conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent, and the U.S. Department of Treasury has attempted to enhance the ability of these entities to meet their obligations.

TEMPORARY INVESTMENTS. The Fund may hold cash or money market instruments, or take other defensive investment positions, when the Adviser: (i) is unable to locate favorable investment opportunities; (ii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, in order to manage large cash inflows, or minimize potential losses during adverse market, economic, political, or other conditions or for other reasons; or (iii) is implementing a revised investment strategy for the Fund. When the Fund engages in such strategies, it may not achieve its investment objective and such strategies may be inconsistent with the Fund’s principal investment strategies. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

WARRANTS AND RIGHTS. Warrants give the Fund the option to buy the issuer’s stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund’s records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

ZERO COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES. Zero coupon bonds are bonds sold at a discount to their stated value and do not pay any periodic interest. Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for the Fund to dispose of them or to determine their current value.

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REGULATORY EVENTS. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. The U.S. Government, the Federal Reserve, the Treasury, the SEC, the CFTC, the FDIC and other governmental and regulatory bodies have taken or are considering taking actions in light of the financial crisis that began to unfold in 2007. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Proposed regulatory changes by the SEC relating to a registered investment company’s use of derivatives could potentially limit or impact the Fund’s ability to invest in derivatives and adversely affect the value or performance of the Fund or its derivative investments. Given the broad scope and sweeping nature of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known. The current administration has recently indicated that it intends to scale back the scope of financial regulation, and the effect of such actions, if taken, also cannot be known.

ECONOMIC EVENTS. Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven. In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery. These events and possible continuing market turbulence may have an adverse effect on the Fund. In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets. However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and unemployment rates, the growing size of the federal budget deficit and national debt, and the threat of inflation. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies. In addition, voters in the United Kingdom recently voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets.

Following the financial crisis that began in 2007, the Federal Reserve implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery. In recent years, the Federal Reserve has kept the federal funds rate at or near zero percent and purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities on the open market (“quantitative easing”). However, the Federal Reserve has ended this quantitative easing program and has begun to raise the federal funds rate, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly. While the timing of such events is uncertain and the effects unpredictable, these changes to U.S. financial policy may expose the Fund to have risks associated with heightened volatility and reduce liquidity in the U.S. fixed income and related markets. In addition, such events may cause the Fund to experience high redemption requests, thereby increasing portfolio turnover and associated transaction costs. In addition, to the extent the Fund invests in derivatives tied to fixed income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives. As a result of these developments, the Fund could sustain losses and/or reduced performance and the liquidity of the Fund’s portfolio may be adversely affected.

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CYBER SECURITY. The Fund and its service providers, vendors, counterparties, or clients, and other third parties are susceptible to cyber security risks. These risks include, among other things, theft, misuse and loss of confidential and proprietary information, data corruption, and operational disruption. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Fund shareholders to transact business, inability to calculate the Fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund will not suffer losses relating to cyber attacks or other information security breaches in the future.

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INVESTMENT RESTRICTIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed unless approved by a majority of the outstanding shares of the Corporation. The term “majority of outstanding shares” as defined by the 1940 Act means the vote of the lesser of (i) 67% or more of the shares of the Corporation present at a meeting, if the holders of more than 50% of the outstanding shares of the Corporation are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Corporation. The Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, or any applicable rules, regulations or exemptive orders thereunder.

2.	Make loans of cash, securities or other assets, except to the extent permitted by the 1940 Act, or any applicable rules, regulations, or exemptive orders thereunder.

3.	Act as an underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act, as amended, in disposing of a portfolio security.

4.	Purchase or sell real estate, except that the Fund may: (i) purchase or sell securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; (ii) purchase or sell securities or instruments that are secured by real estate or interests therein; (iii) purchase or sell real estate mortgage loans; and (iv) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities or instruments which are secured by real estate or interests therein.

5.	Purchase or sell physical commodities, except that the Fund may: (i) purchase and sell securities or instruments of companies that purchase or sell commodities or that invest in such products; and (ii) purchase, sell or enter into transactions involving currencies, forward contracts, options, swap contracts, futures contracts and options thereon, hybrid instruments, and other derivative instruments relating to indices or individual commodities.

6.	Issue senior securities, except to the extent permitted by the 1940 Act or any applicable rules, regulations or exemptive orders thereunder.

7.	Invest 25% or more of the value of its total assets in any particular industry. This limitation does not apply to (i) securities or loans issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements secured by them or securities issued by state or municipal governments and their political subdivisions; and (ii) securities of investment companies to the extent permitted by the 1940 Act or any applicable rules, regulations or exemptive orders.

8.	Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or of other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets will be invested in the securities of such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations..

NON-FUNDAMENTAL LIMITATIONS

The following is an additional investment limitation of the Fund, which is “non-fundamental” and may be changed with Board approval.

1.	The Fund may not invest more than 15% of the market value of its net assets in illiquid investments including repurchase agreements maturing in more than seven days.
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For the fundamental and non-fundamental limitations described above, if a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s investment securities will not be considered a violation of the Fund’s restrictions.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

DIRECTORS AND OFFICERS

The Board of Directors of the Corporation (the “Board” or the “Directors”) is responsible for managing the Corporation’s business affairs and for exercising all of the Corporation’s powers except those reserved for the shareholders. In addition, the Board reviews contractual arrangements with companies that provide services to the Corporation and reviews the Fund’s performance.

Information about each Board member and each Officer of the Corporation is provided below and includes the following: name, address, age, present position(s) held with the Corporation, term of office and length of time served, principal occupations for the past five years, number of portfolios overseen by a Director in the Fund Complex, and total compensation received as a Director of the Corporation for its most recent fiscal year. The Corporation is comprised of seven funds.

Officers. The table below sets forth certain information about each of the Fund’s Officers.

OFFICERS OF THE CORPORATION

Name, Address, and Age	Position(s) Held with Fund	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

David W. Rossmiller 630 Fifth Avenue New York, NY 10111 Age: 60	President & Chief Executive Officer	Indefinite; 5 Years	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010).

Steven L. Williamson 630 Fifth Avenue New York, NY 10111 Age: 64	Chief Legal Officer	Indefinite; 14 Years	Managing Director and General Counsel, The Bessemer Group, Incorporated and principal bank subsidiaries (Since 2007).

Matthew A. Rizzi 630 Fifth Avenue New York, NY 10111 Age: 44	Vice President & Treasurer	Indefinite; 4 Years	Principal and Head of Trust Accounting and Fees, Bessemer Trust Company, N.A. (Since 2015); Senior Vice President and Head of Trust Accounting, Bessemer Trust Company, N.A. (2007-2014).

Thomas G. Kennedy 630 Fifth Avenue New York, NY 10111 Age: 47	Chief Compliance Officer	Indefinite; 2 Years	Chief Compliance Officer of Bessemer Investment Management LLC (Since July 2016); Principal and Director of Investment Management Compliance, Bessemer Trust Company, N.A. (Since July 2016);
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Name, Address, and Age	Position(s) Held with Fund	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

Head of Alternatives Compliance, Aberdeen Asset Management Inc. (January 2016-April 2016); Managing Director and Chief Compliance Officer, Arden Asset Management LLC (2008-2015).

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 54	Assistant Secretary	Indefinite; 8 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since 2007).

Richard Murtagh 630 Fifth Avenue New York, NY 10111 Age: 57	Vice President & Assistant Treasurer	Indefinite; 3 Years	Managing Director and Corporate Controller, Bessemer Trust Company, N.A. (Since 2010).

David Schwart 801 Brickell Avenue Suite 2250 Miami, FL 33131-2900 Age: 47	Vice President & Anti-Money Laundering Compliance Officer	Indefinite; 2 Years	Vice President and Associate Director of Bank Compliance, Bessemer Trust Company, N.A. (Since April 2013); Vice President and Internal Audit Manager, BNP Paribas, N.A. (2009- March 2013).

Andrew J. McNally 760 Moore Road King of Prussia, PA 19406 Age: 46	Vice President	Indefinite; 11 Years	Vice President and Senior Director of Fund Accounting & Administration, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (formerly, PNC Global Investment
	Assistant Treasurer	7 Years	Servicing (U.S.) Inc.) (financial services company) (Since 2007).

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 47	Assistant Treasurer	Indefinite; 11 Years	Senior Manager of NAV Operations, BNY Mellon (Since 2008).

Lisa M. King 301 Bellevue Parkway Wilmington, DE 19809 Age: 50	Secretary	Indefinite; 2 Years	Vice President and Counsel, BNY Mellon (Since 2016); Counsel, Stradley, Ronon, Stevens & Young LLP (2007-2016).

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 Age: 48	Assistant Secretary	Indefinite; 2 Years	Secretary of the Corporation (2015-2016); Vice President and Manager, BNY Mellon (Since 2010).
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Directors. The following tables set forth certain information about the Fund’s Directors. Each Director serves for an indefinite term and until a successor is elected and qualified or until resignation or until such Director reaches the age of retirement, as set forth in the Corporation’s By-Laws. Information for the Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act (the “Independent Directors”), appears separately from the information for any “interested” Director.

INTERESTED DIRECTOR

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

Jeffrey J. Glowacki[2] 10250 Constellation Boulevard, Suite 2600 Los Angeles, CA 90067 Age: 50	Director	Indefinite term; 5 Years	Managing Director and Western Region Head, Bessemer Trust Company, N.A. (since January 1, 2014); Managing Director and Senior Resident Officer, Bessemer Trust Company, N.A. (2005-2013).	7	[0]

INDEPENDENT DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

Alexander Ellis III 630 Fifth Avenue New York, NY 10111 Age: 68	Chairman & Director	Indefinite term; 4 Years	General Partner, Rockport Capital Partners (2000-Present).	7	[13]
Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 72	Director	Indefinite term; 13 Years	Director, corporate and foundation boards.	7	[14]

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 69	Director	Indefinite term; 6 Years	Independent Director; Consultant, Fidelity (2011).	7	[45]
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Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

R. Keith Walton 630 Fifth Avenue New York, NY 10111 Age: 53	Director	Indefinite term; 2 Years	Vice President, Strategy, Arizona State University (Since 2013); Vice President, Global Government & Affairs, Alcoa Inc. (commercial manufacturing company) (2010-2012).	7	[56]

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Glowacki is deemed an Interested Director by virtue of his positions as Managing Director and Western Region Head of Bessemer Trust Company, N.A.

[3]	Mr. Ellis has served as Director of Clean Diesel Technologies Inc.

[4]	Ms. Francy has served as Director of Siebert Financial Corporation.

[5]	Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (40); Man Long Short Fund; GLG International Small Cap Fund; and Ilex Partners (Asia) LLC.

[6]	Mr. Walton serves as Director of the following entities: Blue Crest Capital Management, LLC Funds, Global Infrastructure Partners, Systematica Investment Limited, Zweig Fund Inc. and Zweig Total Return Fund Inc.

Additional Information Concerning Our Board of Directors

The Role of the Board

The Board provides oversight of the management and operations of the Corporation. Like all mutual funds, the day- to-day responsibility for the management and operation of the Corporation is the responsibility of various service providers to the Corporation, such as the Adviser, sub-advisers to other funds of the Corporation, the distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior individuals of certain of these service providers as officers of the Corporation, with responsibility for monitoring and reporting to the Board on the Corporation’s operations and affairs. In conducting this oversight, the Board receives regular reports from these officers and service providers. For example, the Treasurer reports as to financial reporting matters and the President and other investment personnel report on the performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Corporation’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings”, to discuss various topics. In all cases, however, the role of the Board and of any individual Director is one of oversight and not of management of the day-to-day affairs of the Corporation.

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Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to appropriately perform its oversight function given the particular characteristics and circumstances of the Corporation. It has established three standing committees, an Audit Committee, a Nominating Committee, and a Governance Committee, which are discussed in greater detail below under “Committees”. 80% of the members of the Board are Independent Directors, which are Directors that are not affiliated with the Adviser, sub-advisers to other funds of the Corporation, the principal underwriter or their affiliates, and each of the Audit, Governance and Nominating Committee are comprised entirely of Independent Directors. The Chairman of the Board is an Independent Director. The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed the Managing Director and Head of Fixed Income of the Adviser as the President of the Corporation. The Board reviews its structure and the structure of its Committees annually. In developing this structure, the Board has considered that all shareholders of the Fund are fiduciary private account clients of an affiliate of the Adviser and that the Fund is used as an investment option within larger private account portfolios. The Board has also determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various Committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. In addition, because risk management is a broad concept comprised of many disparate elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Corporation’s independent public accounting firm to discuss, among other things, the internal control structure of the Corporation’s financial reporting function as well as review of a risk matrix relating to the principal risks associated with the Corporation and how those risks are managed. The Chairman of the Governance Committee meets regularly with the Chief Compliance Officer to discuss compliance, operational and other risks and how they are managed. The Board receives reports from the Adviser and sub-advisers to other funds of the Corporation as to investment risks as well as other risks that are discussed with the Governance or Audit Committee. In addition to these reports, from time to time the Board receives reports from the Chairman of the Adviser’s Investment Risk Committee, from senior officers of the Adviser and its affiliates, as well as from the Adviser’s internal audit department as to enterprise risk management.

Information about Each Director’s Qualifications, Experience, Attributes or Skills

The Board believes that each of the Directors has the appropriate qualifications, experience, attributes and skills (“Director Attributes”) to render their duties as Directors of the Corporation in light of the Corporation’s business and structure. Each of the Directors has substantial business and professional backgrounds that demonstrate their respective ability to critically review, evaluate and assess information provided to them. Examples of these business and professional experiences are set forth in detail in the charts above. In addition, each of the Directors has served on boards for organizations other than the Corporation, as well as having served on the Board of the Corporation for the number of years shown above. They each therefore have substantial board experience and, in their service to the Corporation, have gained substantial insight as to the operations of the Corporation. The Corporation’s Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Directors is evaluated.

In addition to the information provided in the charts above, certain additional information concerning each particular Director and their Director Attributes is set forth below. The information provided below, and in the chart above, is not all-inclusive. Many Director Attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems. In conducting its annual self-assessment, the Governance Committee has determined that the Directors have the appropriate attributes and experience to serve effectively as Directors of the Corporation.

Mr. Ellis’ Director Attributes include his investment and executive experience with Rockport Capital Partners, a multi-stage venture capital firm that invests in the areas of alternative and traditional energy, mobility and

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sustainability. His Director Attributes also include his experience of serving on boards of a number of other entities. Mr. Ellis was also an executive at BayCorp Holdings, Kenetech Corporation and Knoll International. Mr. Ellis serves as Chairman of the Board.

Ms. Francy’s Director Attributes include her financial background as Treasurer, Controller, Director of Finance and Director of Budget Operations of Columbia University. Ms. Francy serves as Chair of the Audit Committee and the Nominating Committee. Ms. Francy also has been designated to serve as an Audit Committee financial expert for the Corporation based on her financial acumen. Ms. Francy’s Director Attributes also include her experiences as chairperson of the audit committee of a public company and chairing or serving on the audit/finance committees of several organizations and not for profits.

Mr. Glowacki’s Director Attributes include knowledge and experience resulting from his senior positions as Managing Director and Western Region Head of Bessemer Trust Company, N.A., an affiliate of the Adviser. In this regard, Mr. Glowacki is able to impart to the Board key information relating to the clients, products, operations, personnel, and financial resources of the Bessemer Trust companies. The Board believes that this information is valuable to it in its oversight of the Corporation.

Mr. Officer’s Director Attributes include his significant business and executive experience, including his prior executive positions at The Bank of New York Mellon, The Dreyfus Corporation, and their affiliates. His Director Attributes also include his experience serving as a director and an executive officer of a number of registered investment companies within The Dreyfus Family of Funds. Mr. Officer serves as Chair of the Governance Committee. Mr. Officer has been designated to serve as an Audit Committee financial expert for the Corporation based on this financial background.

Mr. Walton’s Director Attributes include knowledge and business experience resulting from his positions as Vice President of Arizona State University and Alcoa. His Director Attributes also include his experience serving as a director of a number of registered investment companies. Mr. Walton serves as the Board’s Pricing Committee liaison.

Committees

The Board has an Audit Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. As set forth in its charter, the primary duties of the Corporation’s Audit Committee are: (1) to recommend to the Board auditors to be retained for the next fiscal year; (2) to meet with the Corporation’s independent auditors as necessary; (3) to consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors; (4) to review the fees charged by the auditors for audit and non-audit services; (5) to investigate improprieties or suspected improprieties in Fund operations; (6) to review the findings of SEC examinations and consult with BIM on appropriate responses; and (7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met three times during the fiscal year ended October 31, 2017.

The Board has a Nominating Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. The Nominating Committee’s primary responsibility is to nominate Director candidates when there is a vacancy on the Board. The Nominating Committee considers nominees from shareholders. To submit a recommendation for nomination as a candidate for a position on the Board, shareholders of the Fund shall mail such recommendation to the Corporation’s Secretary, Lisa M. King, at BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809. Such recommendations shall include the following information: (1) a full description of the proposed candidate’s background, including his/her name, age, business address, residence address and principal occupation or employment; (2) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder), including the Fund name, the number of shares beneficially owned and the date such shares were acquired; (3) information as to whether the candidate is, or is not, an “interested person” of the Corporation, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate’s independence; (4) all other information related to the individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder, including such individual’s written consent to being named in the proxy statement as a

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nominee and to serving as a director (if elected); and (5) any other information that may be helpful to the Committee in evaluating the candidate. In order to be considered for inclusion in the Corporation’s proxy statement, any such recommendation (1) should be submitted within a reasonable time before the Corporation begins to print and mail its proxy statement and (2) must be submitted by such date and contain such information as may be specified in the Corporation’s By-Laws. There was one meeting of the Nominating Committee during the fiscal year ended October 31, 2017.

The Board also has a Governance Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. The Governance Committee’s primary responsibilities are to oversee the structure, compensation and operation of the Board. There were four meetings of the Governance Committee during the fiscal year ended October 31, 2017.

Additionally, the Corporation has a Pricing Committee consisting of certain Officers of the Corporation and representatives from the Adviser and its affiliates. The Pricing Committee’s primary responsibilities are to oversee the Corporation’s valuation methodologies, including making determinations concerning the fair value of certain securities for which market quotations are not readily available. The Pricing Committee meets as necessary.

Fund Ownership

The table below shows the dollar range of equity securities owned beneficially by each Director in the Fund and in any registered investment company overseen by the Directors within the same family of investment companies for the calendar year ended December 31, 2017 stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

	Patricia L. Francy	J. David Officer	Jeffrey J. Glowacki[1]	Alexander Ellis III	R. Keith Walton
All Cap ESG Fund	None	None	None	None	None

Aggregate Dollar Range of Securities in Fund Complex	[ ]	[ ]	[ ]	[ ]	[ ]

1 Mr. Glowacki maintains exposure to the securities in the fund complex through investment of his deferred compensation and profit sharing account balances in certain funds in the fund complex.

None of the Independent Directors or their immediate family members own securities of the investment adviser or the distributor of the Fund, or a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or the distributor of the Fund.

Board Compensation

The Independent Directors receive from the Corporation an annual retainer of $120,000 (plus $50,000 for the Board’s Chairperson, $10,000 for the Board’s Vice Chairperson, $20,000 for the Audit Committee Chairperson and$10,000 each for the Governance Committee Chairperson and Nominating Committee Chairperson) and an annual retainer of $10,000 for serving as a Pricing Committee Liaison.

Each Independent Director receives the following compensation for attendance at Board and committee meetings:

	Noticed to be In- person (whether participating by phone or in-person)	Noticed to be telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	$6,000	$3,000
Audit Committee Meeting	$5,000	$2,500
Nominating Committee Meeting	$5,000	$2,500
Governance Committee Meeting	$5,000	$2,500
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In addition, each Independent Director also receives reimbursement of all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Fund. Fees paid are allocated to the Fund on a pro rata basis on net assets.

The table below sets forth the compensation received by each Director from the Corporation for the fiscal year ended October 31, 2017. Officers who are officers or employees of the Adviser and BNY Mellon do not receive compensation from the Corporation.

FISCAL YEAR ENDED OCTOBER 31, 2017

Name of Director	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as a Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex (7 Funds*) Paid to Directors
Independent Directors
Patricia L. Francy	$232,500	0	0	$232,500
J. David Officer	$219,167	0	0	$219,167
Alexander Ellis III	$252,500	0	0	$252,500
R. Keith Walton	$205,833	0	0	$205,833
Interested Director
Jeffrey J. Glowacki	$0	0	0	$0

Control Persons and Principal Holders of Securities. As of the date of this SAI, no entity beneficially owned securities of the Fund.

Code of Ethics. The Corporation and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The Codes of Ethics for these entities (the “Codes”) restrict the personal investing activities of certain Access Persons (as defined in Rule 17j-1) and others, as defined in the Codes. The primary purpose of the Codes is to ensure that these investing activities do not disadvantage the Fund. Such Access Persons are generally required to pre-clear security transactions (which may include securities purchased by the Fund) with the entities’ Compliance Officer or his designee and to report all transactions on a regular basis. The Compliance Officer or designee has the responsibility for interpreting the provisions of the Codes, for adopting and implementing Procedures for the enforcement of the provisions of the Codes, and for determining whether a violation has occurred. In the event of a finding that a violation has occurred, the Compliance Officer or designee shall take appropriate action. The Corporation and the Adviser have developed procedures for administration of the Codes.

INVESTMENT ADVISER

The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Fund’s investment adviser is Bessemer Investment Management LLC (“BIM” or the “Adviser”), a wholly-owned subsidiary of Bessemer, which is a national banking association.

The Adviser is responsible for all duties and obligations under the Fund’s investment advisory agreement entered into between The Adviser and the Corporation (the “Advisory Contract”). For its services under the Advisory Contract, the Adviser receives an advisory fee from the Fund, computed daily and payable monthly, in accordance with the following schedule:

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	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion
All Cap ESG Fund	0.75%	0.70%	0.65%

The Adviser has contractually committed through October 31, 2019 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses, if any, of the Fund at [ ]%. This commitment may be changed or terminated at any time with the approval of the Board. The Adviser may choose voluntarily to reimburse a portion of its advisory fee at any time.

Under the Advisory Contract, the Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Additional Portfolio Manager Information

Other Accounts Managed by Portfolio Managers

The following tables show the number and assets of other funds and investment accounts (or portions of investment accounts) that the Fund’s portfolio manager(s) managed as of the Fund’s fiscal year end, and separately the same information but only for those funds and accounts whose investment advisory fee is based on performance.

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Qiang Jiang	0	$0	0	$0	11	$132,000,000
Y. Gregory Sivin	0	$0	0	$0	11	$132,000,000
Anna E. White	0	$0	0	$0	3	$4,000,000

Accounts and Assets for which an Investment Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other Accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Qiang Jiang	0	$0	0	$0	0	$0
Y. Gregory Sivin	0	$0	0	$0	0	$0
Anna E. White	0	$0	0	$0	0	$0

Ownership of Securities

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Exchange Act) by the portfolio managers listed above as of the Fund’s most recent fiscal year ended October 31, 2017:

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All Cap ESG Fund
BIM
Qiang Jiang	None
Y. Gregory Sivin	None
Anna E. White	None

Compensation of Portfolio Managers

BIM. The Adviser’s portfolio managers are generally responsible for providing investment advisory services for multiple types of accounts with similar investment objectives, strategies, risks and fees. Portfolio managers responsible for managing the Fund generally will also provide investment advisory services with respect to bank common and collective funds, separately managed accounts and model portfolios. The Adviser generally compensates portfolio managers with respect to their overall contribution and, except as described below, not with respect to the performance of any single account type.

The Adviser’s portfolio managers receive compensation comprised of an annual base salary, annual cash bonus, and deferred cash bonus. The Adviser’s portfolio managers had previously received deferred earnings-based awards granted by an affiliate of the Adviser. The deferred earnings-based awards were terminated effective December 31, 2015, and any accrued compensation was carried over to the deferred cash bonus plan. The deferred cash bonus is a fixed percentage of the annual cash bonus and is generally paid over a three-year period. The Adviser’s portfolio managers also participate in a deferred compensation profit sharing plan as well as other medical and insurance coverage programs, of affiliates of the Adviser. The annual base salaries for portfolio managers are determined on the basis of relevant industry salary data and are intended to be competitive. Annual cash bonus awards are based upon a combination of qualitative and quantitative factors, including performance of the portfolios advised by the portfolio manager, generation and development of new investment ideas, willingness to develop and share ideas as part of a team and contributions to the development of the Adviser’s investment team.

Potential Conflicts of Interests

BIM. Like other investment professionals with multiple clients, a portfolio manager for the Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Adviser believes are faced by investment professionals at most major financial firms but which the Adviser believes are adequately addressed by its current policies and procedures. The Adviser has adopted policies and procedures that are designed to address certain of these potential conflicts.

A potential conflict of interest may arise when the Fund and other accounts managed by the Adviser or its affiliates purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts managed by the Adviser or its affiliates, the orders for such transactions may be combined in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. The Adviser believes that its policies and procedures relating to trade aggregation and allocation are reasonably designed to prevent such results.

“Cross trades,” in which one account managed by the Adviser or its affiliates sells a particular security to another account managed by the Adviser or its affiliates (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Adviser and the Board have adopted compliance procedures that provide that any transactions between the Fund and another account advised by the Adviser or its affiliates are to be made at an independent current market price, as required by law.

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Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objective, policies or restrictions than the Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

The Fund’s portfolio manager(s) who are responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

The Fund’s portfolio manager(s) may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide the Adviser and its affiliates with brokerage and research products and services, which may result in the payment of higher brokerage fees than might have otherwise been available. These products and services are used by the Adviser and its affiliates and may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser and its affiliates determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research products and services provided, the decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among funds and/or accounts that the Adviser and its affiliates manage.

The Adviser’s portfolio managers may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Adviser, including portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Adviser and the Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of clients.

Other conflicts may arise out of other situations, including without limitation: (i) the allocation of investment opportunities to the Fund and to any other accounts; (ii) the aggregation of orders for the other accounts; (iii) the discretion of the Fund (and in certain cases of the Adviser) to waive or modify the application of, any provision of the Prospectus and SAI or grant special or more favorable rights with respect to, any provision of the Prospectus and SAI or the fund documents to the extent permitted by applicable law and (iv) cross trades and principal transactions.

ADMINISTRATIVE SERVICES AGREEMENT

The Corporation, on behalf of the Fund, entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Oversight Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of the Adviser, provide certain non-advisory services to the Fund, such as the maintenance of records, the provision of supervisory personnel and the monitoring of other non-advisory service providers. Under the Administrative Oversight Agreement, the Fund pays an annual fee of 0.03% of its average daily net assets for such services.

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ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

BNY Mellon, 760 Moore Road, King of Prussia, Pennsylvania 19406, acts as administrator, fund accounting agent and transfer agent for the Fund pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement (the “BNY Mellon Agreements”). Pursuant to the BNY Mellon Agreements, BNY Mellon provides the Fund with general office facilities and supervises the overall administration of the Fund, including among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BNY Mellon may also provide persons (including directors, officers and other employees of BNY Mellon or its affiliates) satisfactory to the Board to serve as officers of the Fund. BNY Mellon maintains all Fund books and records required under Rule 31a-1 under the 1940 Act, performs daily accounting services and satisfies additional Fund reporting and record keeping requirements.

For the services provided by BNY Mellon, the following annual fee will be calculated based upon the aggregate average net assets of the Old Westbury Fund complex and payable to BNY Mellon monthly:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Fund
0.0350%	of the first $1.5 billion
0.0275%	of the next $1 billion
0.0175%	of the next $1 billion
0.0125%	of assets in excess of $3.5 billion

Additionally, the Fund pays BNY Mellon an annual base fee of $25,000 per portfolio, excluding out-of-pocket expenses.

BNY Mellon may choose voluntarily to reimburse a portion of its fee at any time. See “Fees Paid by the Fund for Services” for payments made over the last three fiscal years to BNY Mellon.

CUSTODIAN

BTCO, located at 100 Woodbridge Center, Woodbridge, New Jersey 07095, is the custodian for the Fund. Pursuant to its agreement with the Fund, BTCO is responsible for maintaining the books and records of the Fund’s securities and cash. BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of non-U.S. investments for Fund and 0.015% of the average daily net assets of U.S. investments for the Fund.

UNDERWRITER

The Corporation has entered into an underwriting agreement with Foreside Funds Distributors LLC (“Foreside” or the “Underwriter”) (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Underwriter facilitates the distribution of Fund shares and undertakes such advertising and promotion as requested by the Corporation and as it believes reasonable. The Underwriting Agreement contemplates that the Underwriter may, if authorized in each instance by the Corporation, on behalf of the Fund, or the Adviser, enter into sales agreements with securities dealers, financial institutions and other industry professionals, such as investment advisers, accountants and estate planning firms. The Underwriter will require each dealer with whom the Underwriter has a selling agreement to conform to all applicable provisions of the Fund’s Prospectus. Foreside makes a continuous offering of the Fund’s shares. Foreside is located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312.

In its capacity as principal underwriter, Foreside uses its best efforts to obtain subscriptions to shares of the Fund. Foreside does not receive an annual fee from the Fund.

FUND COUNSEL, INDEPENDENT DIRECTORS’ COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Fund.

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Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as independent counsel to the Independent Directors.

[          ], is the independent registered public accounting firm for the Fund, providing audit services and tax return review services.

PROXY VOTING POLICIES

The Fund has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Adviser are attached as Appendix B.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available, without charge, upon request, by calling 1-800-607-2200 and on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Pursuant to policies on portfolio holdings disclosure (“Portfolio Disclosure Policies”), the Fund, or its authorized service providers, may publicly disclose holdings of the Fund in accordance with applicable regulatory requirements. Such public disclosure of holdings includes required periodic holdings disclosure in filings with the SEC, as well as other holdings disclosures, such as the top ten or other specified holdings of the Fund, on a monthly basis with a lag time of not less than seven days, on the website www.Bessemer.com or by other means.

Portfolio holdings information for the Fund may also be made available more frequently and prior to its public availability (“non-standard disclosure”) to:

(1)	the Fund’s service providers (which currently include the Fund’s adviser, custodian, administrator, fund accountant, transfer agent, distributor, pricing service and printers (Command Financial Press Corporation)) (“Service Providers”); and

(2)	certain non-service providers (such as ratings agencies including, among others, Morningstar, Inc., Standard & Poor’s Securities, Inc. and Lipper Analytical Services for such purposes as analyzing and ranking the Fund or performing due diligence and asset allocation) (“Non-Service Providers”); and

(3)	non-Service Providers pursuant to a written confidentiality agreement that protects the confidentiality of the portfolio holdings information; and

(4)	to facilitate efficient trading of certain investment and receipt of relevant research.

The disclosure of portfolio holdings for the Fund may only be made pursuant to the Portfolio Disclosure Policies, which are designed to ensure compliance by the Fund and their service providers with the applicable federal securities laws. The Portfolio Disclosure Policies are also designed to prevent the unauthorized disclosure of the Fund’s holdings that could harm the Fund or its shareholders and to ensure that their respective interest are not put above those of the shareholders.

Neither the Fund nor the Fund’s service providers may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Portfolio Disclosure Policies may not be waived or exceptions made, without the consent of the Fund’s Chief Compliance Officer or his designees, or Chief Legal Officer. The Board will review this policy as often as they deem appropriate, but not less often than annually, and recommend any changes that they deem appropriate. The Fund’s Board and Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Fund’s Portfolio Disclosure Policies.

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BROKERAGE TRANSACTIONS

The Adviser makes the Fund’s portfolio decisions and determine the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying research products and services to the Adviser and its affiliates. To the extent that such persons or firms supply research products and services to the Adviser and its affiliates for use in rendering the investment advice to the Fund or account, such information may be supplied at no cost to the Adviser and its affiliates and, therefore, may have the effect of reducing the expenses of the Adviser and its in rendering advice to the Fund or account. While it is impossible to place an actual dollar value on such research products and services, receipt by the Adviser and its affiliates probably does not reduce the overall expenses of the Adviser and its affiliates to any material extent. Consistent with Rule 12b-1(h), the Adviser and its affiliates will not consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

The research products and services provided to the Adviser and its affiliates is of the type described in Section 28(e) of the Exchange Act and is designed to augment the Adviser’s and its affiliates’ own internal research and investment strategy capabilities. These research products and services include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Research products and services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its affiliates in carrying out their investment management responsibilities with respect to all of their clients’ accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser and its affiliates determine in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research products and services provided by the executing broker.

The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, that the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases, the Adviser will attempt to negotiate best execution.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser and its affiliates, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser or its affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser and its affiliates to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to benefit the Fund.

Because the Fund is newly organized, it did not hold investments in securities of its regular broker-dealers as of October 31, 2017.

PORTFOLIO TURNOVER

Changes may be made to the Fund’s portfolio consistent with the investment objectives and policies of such Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Because the Fund if newly organized, no portfolio turnover figures are available. High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.

In any particular year, market conditions may result in greater portfolio turnover rates than are presently anticipated. The rate of the Fund’s turnover may vary significantly from time-to-time depending on the volatility of economic and market conditions.

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SHAREHOLDER SERVICING PLAN

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the Shareholder Servicing Plan, the Fund has entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services (“Shareholder Support Services”) to the Fund. Such Shareholder Support Services include, but are not limited to, providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption requests, and transmitting various communications to shareholders. For these services, the Fund pays an annual fee of 0.20% of its average daily net assets. These shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from the Fund. Because the Fund is newly organized, it has not paid feed under the Shareholder Servicing Plan during the last three fiscal years.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise its share performance by using the SEC’s standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund’s expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

The performance of the Fund may be compared in various financial and news publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by nationally recognized mutual fund ranking and statistical services. As with other performance data, performance comparisons should not be considered representative of the Fund’s relative performance for any future period.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for the Fund’s shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all distributions.

When shares of the Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of the Fund’s shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The

39

yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund’s shares, the Fund’s share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

•	references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;
•	charts, graphs and illustrations using the Fund’s returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
•	discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager’s views on how such developments could impact the Fund; and
•	information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

ACCOUNT INFORMATION AND PRICING OF SHARES

Information relating to the purchase and redemption of the Fund’s shares is located in the Prospectus.

NET ASSET VALUE

For purposes of determining the Fund’s net asset value per share, readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. Securities may be valued by independent pricing services, approved by the Corporation’s Board, which use prices provided by market makers or estimates of market value obtained yield data relating to instruments or securities with similar characteristics. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If significant events occur that materially affect the value of the security between the time trading ends on a particular security and the close of the regular trading session of the New York Stock Exchange (the “NYSE”), the Fund may value the security at its fair value as

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determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Examples of significant events may include, but will not necessarily include, an announcement by the issuer, a creditor, or a government body, political or economic events, natural disasters, or significant fluctuations in key markets that occurring after the close of the security’s principal market. Since the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price their shares, the value of the Fund’s assets may change on days when you will not be able to purchase or redeem fund shares.

Readily marketable equity securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund’s Board designed to reflect in good faith the fair value of such securities.

As indicated in the Prospectus, the net asset value per share of the Fund’s shares will be determined as of the close of the regular trading session of the NYSE on each day that the NYSE is open for trading. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Corporation intends to pay all redemptions in cash unless the redemption request is for more than the lesser of $250,000 or one percent of the net assets of the relevant Fund by a single shareholder over any ninety-day period. If a redemption request is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash; therefore, a redemption request may be paid in securities of equal value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing its net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board, although the actual calculation may be done by others.

CAPITAL STOCK AND VOTING RIGHTS

The authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one tenth of one cent ($0.001) per share. The Board is authorized to divide the unissued shares into separate series of stock. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series has equal distribution, liquidation and voting rights within the series in which it was issued. Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

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HOW IS THE FUND TAXED?

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Taxes.” The Prospectus generally describes the federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts (“IRAs”)), financial institutions, broker/dealers, traders in securities that have elected mark-to-market treatment with respect to their securities holdings, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal AMT.

The Corporation has not requested and does not anticipate requesting an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described herein. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences to them of an investment in the Fund, as well as the application of state, local or foreign laws, and the effect of possible changes in applicable tax laws to their investment in the Fund.

Qualification as a Regulated Investment Company

The Corporation intends to continue to qualify the Fund as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund, rather than to the Corporation as a whole. Furthermore, the Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, the Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including but not limited to gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to the Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

The Fund must also diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity

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securities of a qualified publicly traded partnership and in the case of the Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income (if any) earned in each taxable year. If the Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain, although, in certain circumstances, the Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Fund in the year they are actually distributed. If the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to federal income taxation.

Moreover, the Fund may determine to retain for investment all or a portion of its net capital gain. If the Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. Certain savings provisions may be available to the Fund to prevent such disqualification.

Capital Loss Carry-forwards

Capital losses realized by the Fund during taxable years beginning before December 22, 2010 may be carried forward for eight years following the year of the loss. All other capital losses may be carried forward indefinitely. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Fund does not expect to distribute such capital gains. The Fund cannot carry back or carry forward any net operating losses.

Because the Funs is newly organized, it had no capital loss carry-forward as of October 31, 2017.

If the Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable.

The Fund may engage in reorganizations in the future.

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Equalization Accounting

The Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals the Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to continuing shareholders. However, the IRS generally will not have expressly sanctioned the equalization accounting method used by a particular Fund, and thus the use of this method may be subject to IRS scrutiny.

Excise Tax

A 4% nondeductible excise tax will be imposed on the Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year an amount at least equal to the sum of 98% of its ordinary income for that year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by the Fund).

Taxation of Fund Investments

In general, realized gains or losses on the sale of portfolio securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If the Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to include annually in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by the Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. The Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though the Fund holding such a security receives no interest payment in cash on the security during the year.

If the Fund invests in debt securities that are in the lowest rating categories or are unrated, including debt securities of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on

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obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by the Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by the Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Fund will be deemed “Section 1256 contracts.” The Fund will be required to mark-to-market any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts and similar instruments relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to the Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds the Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by the Fund involving certain derivative instruments, such as financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund is treated as entering into “straddles” and at least one (but not all) of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, such straddles could be characterized as “mixed straddles.” The Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses and/or accelerate the recognition of gains or losses from

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affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.

If the Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon the Fund’s holding period in the property. Any gain or loss subsequently realized with respect to an appreciated financial position shall be adjusted to take into account any gain realized as a result of any constructive sale. The character of any such subsequent gain or losses will depend upon the Fund’s holding period in the property subsequent to any constructive sale and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain the Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, the Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares, and (iii) thereafter, as capital gain. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income in order to qualify as a regulated investment company.

“Passive foreign investment companies” (“PFICs”) are generally defined as certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of equity interests in PFICs will be characterized as ordinary income even though, absent the application of PFIC rules, these amounts would have been classified as capital gain.

The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Fund may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments, but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the

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corporation, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualifying dividend income.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a pair of 2006 IRS revenue rulings that held that income from certain derivative contracts with respect to a commodity index or individual commodities was not qualifying income for a regulated investment company. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in derivative transactions. The Fund intends to limit their investments in commodity-linked derivatives in a manner designed to maintain their continued qualification as regulated investment companies under the Code. The Fund also intends to account for derivative transactions in a manner it deems to be appropriate. However, the IRS may not agree with determinations made by the Fund. If it does not, the status of the Fund as a regulated investment company might be jeopardized.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

The Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and future Treasury Regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions

All distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For

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federal income tax purposes, the Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are generally allocated pro rata to distributions paid over the entire year. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income (except for exempt-interest dividends and dividends treated as qualified dividend income, as discussed below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned (or is deemed to have owned) for one year or less will be taxable at ordinary income rates. Distributions properly reported by the Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). The Fund will report capital gains distributions, if any, in a written statement mailed by the Fund to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder incurs a sales charge in acquiring shares of the Fund, and by reason of incurring such charge or making such acquisition acquires a reinvestment right and then sells or exchanges such Fund shares within 90 days of having acquired them, and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company during the period beginning on the date of disposition of the original Fund shares and ending on the January 31 of the calendar year that includes the date of such disposition, the sales charge previously incurred in acquiring the Fund’s shares generally will not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gains distribution.

Cost Basis Reporting

The Fund is required to report to the IRS and furnish to you annually on Form 1099-B the cost basis information for the Fund’s shares purchased or acquired on or after January 1, 2012, and sold on or after that date. In addition to the requirement that the Fund report the gross proceeds from the sale of the Fund’s shares, the Fund also is required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term

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holding period. For each sale of the Fund’s shares, the Fund will permit you to elect from among several IRS-accepted cost basis methods, including average cost basis. In the absence of an election, cost basis will be calculated using the Fund’s default method of average cost. The cost basis method elected by you (or the cost basis method applied by default) for each sale of the Fund’s shares may not be changed after the settlement date of each such sale of the Fund’s shares. At any time, you may designate a new election for future cost basis calculations.

You should carefully review the cost basis information provided by the Fund and make any adjustments that are required when reporting these amounts on federal income tax returns. If your account is held by an investment representative (financial advisor, broker or other nominee), you should consider contacting that representative with respect to reporting of cost basis and available elections for your account. You are encouraged to refer to the appropriate IRS regulations or consult your tax advisor to obtain more information about cost basis reporting and, in particular, to determine the best IRS-accepted cost basis method for your personal tax situation.

For shares of the Fund purchased or acquired on or before December 31, 2011, and sold on or after that date, Fund is required to report only the gross proceeds from the sale of the Fund’s shares.

Foreign Taxes

Amounts realized by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders.

It is possible that the Fund may, in certain taxable years, qualify to make the election. However, even if the Fund qualifies for the election for a year, it may decide not to make the election for such year. If the Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. The Fund will report to each shareholder in a written statement whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if the Fund qualifies for and makes the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. The Fund may choose not to make the election if the Fund has not satisfied its holding requirements.

If the Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period and certain other requirements will include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat those amounts as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the written statement mailed to that shareholder. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

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Federal Income Tax Rates

As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 39.6% for ordinary income and 20% for net long-term capital gain. Distributions of net capital gain (the excess of net long- term capital gain over net short-term capital loss) that are derived from the sale or disposition of collectibles are currently taxable at a 28% federal rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” (defined below) equal to the highest net long-term capital gains rate, which generally is 20%. In general, “qualified dividend income” is income attributable to dividends received by the Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by the Fund derived from securities lending, repurchase agreements and other derivative transactions ordinarily will not qualify as qualified dividend income.

The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. The effective marginal tax rate may be higher for some shareholders, for example through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on certain high-income individuals, trusts and estates. For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” For this purpose, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Backup Withholding

The Fund may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Fund shareholder, if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number; if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding; or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

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Tax-Deferred Plans

The shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans (“SEP-IRAs”), Savings Incentive Match Plans for Employees (“SIMPLE Plans”), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of the Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Fund are urged to consult their own tax advisors and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations owned by the Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

Under an exemption recently made permanent by Congress, distributions reported by the Fund as “interest-related dividends” (defined below) generally will be exempt from federal income tax withholding, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Interest-related dividends are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related dividend, the Fund must report a distribution as such in a written statement mailed to its shareholders. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by the Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from the Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, under an exemption recently made permanent by Congress, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain distributions or short-term capital gain distributions and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and

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withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. “Short-term capital gain distributions” are distributions attributable to the Fund’s net short-term capital gain in excess of its net long-term capital loss and reported as such from the Fund in a written statement mailed by the Fund to its shareholders.

Even if permitted to do so, the Fund provides no assurance that they will report any distributions as interest-related distributions or short-term capital gain distributions. Even if the Fund reports any distributions as such, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such reports.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If the Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

Foreign shareholders may also be subject to U.S. estate tax with respect to their Fund shares.

The Foreign Account Tax Compliance Act (“FATCA”)

A 30% withholding tax on the Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise exempted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required: (i) generally with respect to distributions from the Fund; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

Tax-Exempt Shareholders

Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at

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any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under applicable law (including the 1940 Act), the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

FINANCIAL INFORMATION

Because the Fund is newly organized, no financial information is available for the Fund.

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APPENDIX A – RATINGS

STANDARD AND POOR’S LONG-TERM CREDIT RATING DEFINITIONS*

AAA -- An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C -- Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C -- An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D -- An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

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“NR” -- This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard and Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks -- Standard and Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

MOODY’S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are judged to be upper-medium grade, and are subject to low credit risk.

Baa -- Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FITCH IBCA, INC. LONG-TERM CREDIT RATING DEFINITIONS

AAA: Highest credit quality -- ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality -- ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality --‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

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BBB: Good credit quality -- ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative -- ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative -- ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit risk -- Default is a real possibility.

CC: Very high levels of credit risk -- Default of some kind appears probable.

C: Exceptionally high levels of credit risk -- Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default -- ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include: a. the selective payment default on a specific class or currency of debt; b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or d. execution of a distressed debt exchange on one or more material financial obligations.

D: Default -- ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Notes: The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

MOODY’S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers (or supporting institutions) rated Prime -1 have a superior ability to repay short-term debt obligations.

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P-2--Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 -- Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations

NP -- Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

STANDARD AND POOR’S COMMERCIAL PAPER RATINGS

A-1 --A short-term obligation rated ‘A-1’ is rated in the highest category by Standard and Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 --A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 -- A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B -- A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C -- A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D -- A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard and Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

F1: Highest short-term credit quality -- Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added + to denote any exceptionally strong credit feature.

F2: Good short-term credit quality -- Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality -- The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality -- Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk -- Default is a real possibility.

RD: Restricted default -- Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

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D: Default -- Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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APPENDIX B – PROXY VOTING POLICIES

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

Proxy Voting Guidelines

An important component of the investment discipline of Bessemer Trust Company, N.A. and Bessemer Investment Management LLC (together, “Bessemer”) is making appropriate proxy voting decisions. In an effort to support proposals that maximize the value of our clients’ investments over the long term, Bessemer has developed these Proxy Voting Guidelines (“Guidelines”), which set forth principles that guide our voting decisions. While Bessemer’s voting will generally follow these Guidelines, specific voting decisions may differ in any instance where Bessemer believes it to be in the best interest of shareholders.

The Bessemer Proxy Committee (“Proxy Committee”)1 oversees the proxy voting process. The Proxy Committee considers and approves amendments to these Guidelines as it deems appropriate every year or more frequently as needed.

Bessemer has contracted with Institutional Shareholder Services (“ISS”), a professional proxy voting and corporate governance service, to provide research on proxy issues and to vote proxies in accordance with Bessemer’s guidelines. As part of the proxy voting process, Bessemer’s portfolio managers and analysts will be consulted on a limited number of issues (generally on matters that are designated as case-by-case votes).

Bessemer may refrain from voting in certain cases where it deems appropriate, if, for example, the cost of voting appears to exceed the expected benefits, or when voting could result in the imposition of trading or other restrictions that may restrict liquidity or otherwise impair investment returns. These conditions are most likely to exist with respect to non-U.S. securities.

1. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on uncontested director nominees of U.S. companies generally will be cast as recommended by ISS based on their research and analysis, except that votes will be WITHHELD from director nominees who own no company stock and have served on the board for more than one year. In accordance with ISS’s policy, votes will also be WITHHELD from director nominees who:

•	Have poor attendance history at board and committee meetings as determined by ISS;
•	Are inside directors or affiliated outside directors and the full board is less than majority independent;
•	Are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee;

1 The Proxy Committee, which is a joint committee of Bessemer Trust Company, N.A. and Bessemer Investment Management LLC, is comprised of Bessemer’s Chief Investment Officer, Head of Investment Strategies, Director of Client Portfolio Analysis, Head of Custody, a Portfolio Manager, an Associate Portfolio Manager, and a Compliance Officer.

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

•	Are compensation committee members and the company has poor compensation practices as determined by ISS;
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•	Are compensation committee members and the company has a pay for performance disconnect as determined by ISS;
•	Are compensation committee members and the board exhibits a significant level of poor communication and responsiveness to shareholders surrounding compensation issues;
•	Have ignored a proposal that was approved by the majority of votes cast in the last year;
•	Are incumbent board members and the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency
•	Have adopted a long-term poison pill without shareholder approval, where there is no commitment or policy to put the pill to shareholder vote;
•	Have made a material adverse change to an existing poison pill without shareholder approval;
•	Have kept in place a dead-hand or modified dead-hand poison pill;
•	Are incumbent board members and the board had material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; or
•	Have taken egregious actions or failed to replace management as appropriate, as determined by ISS.

Generally vote FOR nominees for directors of non-U.S. companies in uncontested elections unless:

•	Specific practices have been identified that were adverse to shareholder interests;
•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements; or
•	The board fails to meet minimum corporate governance standards.

In all markets, vote CASE-BY-CASE on director nominees who have been associated with a pattern of egregious actions on other boards or in the role of executive management that raises substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company. This includes where there have been:

•	Questionable transactions with conflicts of interest;
•	Any records of abuses against minority shareholder interests;
•	Specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities;
•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; and
•	Failure to replace management as appropriate.

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Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR proposals requiring that the positions of chairman and CEO be held separately.

Majority of Independent Directors/Establishment of Committees

Vote FOR proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold under ISS’ definition of independence.

Vote FOR proposals asking that a majority or more of directors on the board, audit, compensation, and/or nominating committees be independent, unless the committee composition already meets this standard.

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Majority Vote Proposals

Vote FOR reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g. contested elections).

Stock Ownership Requirements

Vote FOR proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. Stock ownership on the part of directors is desirable.

Statutory Auditors

In non-U.S. markets, vote FOR the appointment or re-election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed;
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
•	The company fails to provide adequate information, based on typical market standards, for shareholders to make an informed voting decision;
•	The outside statutory nominee attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review (in markets where attendance information is consistently provided);
•	The statutory auditor is judged to be responsible for clear mismanagement or shareholder-unfriendly behavior; or

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•	Egregious actions related to a director’s or statutory auditor’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve in the best interests of shareholders at any company.

In cases where the number of nominees exceeds the number of seats available, vote FOR incumbent candidates as long as no other concerns are identified.

Discharge of Board and Management

Vote FOR discharge of the board and management, but vote CASE-BY-CASE if:

•	There are serious questions about actions of the board or management for the year in question, including reservations from auditors; or
•	Material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

2. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

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Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting. Vote AGAINST proposals to restore or permit cumulative voting.

Proxy Access

Vote in accordance with ISS’s policy on management and shareholder proposals to enact proxy access, which will take into account, among other factors:

•	Company-specific factors; and
•	Proposal-specific factors, including: (1) The ownership thresholds proposed in the resolution (i.e., percentage and duration); (2) The maximum proportion of directors that shareholders may nominate each year; and (3) The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

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Confidential Voting

Vote FOR proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

3. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors will be evaluated on a CASE-BY-CASE basis, taking into consideration the company’s long-term financial performance, management’s track record, the qualifications of each slate of director nominees and the actions being recommended by each.

Reimbursing Proxy Solicitation Expenses

If the vote is in favor of the dissidents, vote FOR reimbursing proxy solicitation expenses. If the vote is against the dissidents, vote AGAINST reimbursing proxy solicitation expenses.

5. Capital Structure

Common Stock Authorization

Vote FOR proposals to increase the number of shares of common stock authorized for issuance unless ISS’s research and analysis indicate that the resulting authorized but unissued shares are excessive. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

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Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals to create a new class of nonvoting or subvoting common stock.

 Share Repurchase Program Authorization

Vote FOR well-structured share repurchase programs that comply with typical market standards, taking into consideration: (1) the volume of the shares that will be repurchased;

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(2) the duration of the authority; (3) the amount of shares that will be held in treasury; (4) the price at which shares will be repurchased; and (5) any other relevant considerations.

Share Issuance Authorization

Vote FOR general issuance requests with preemptive rights to a maximum of 100% over currently issued capital, and vote FOR general issuance requests without preemptive rights to a maximum of 20% of currently issued capital; provided, however, that in markets where there is a best practice recommendation on the volume of shares to be issued and the best practice recommends a lower threshold (e.g. France, UK, Hong Kong), that lower threshold will be applied, and a lower threshold will also be applied where a company’s past practice necessitates it.

Specific issuances that will fund a legitimate business purpose will be evaluated by ISS taking into consideration: (1) the potential dilution; (2) the pricing of the shares; (3) the strategic rationale; (4) potential conflicts of interest; and (5) potential consequences of failing to support the issuance.

6. Executive/Director Compensation and Employee Stock Plans

Equity-Based Compensation Proposals

Vote FOR reasonably crafted proposals requiring senior management to own a specified amount of company stock.

Votes with respect to compensation plans will be cast based on the cost of the plan compared to its peers (in the U.S. and markets where disclosure is comparable to that of U.S. companies) as well as other important qualitative features. The cost will be determined based on the number and types of awards granted by companies, using the expanded compensation data disclosed under the various regulatory requirements. If the cost is deemed to be reasonable, vote FOR the proposal. However, vote AGAINST equity incentive plan proposals, even if the plans’ cost is deemed reasonable, if any of the following factors apply: (1) the ability to reprice stock options without prior shareholder approval, (2) excessive CEO compensation relative to company performance (pay-for-performance disconnect), (3) excessive three-year average burn rate, or (4) the plan is a vehicle for poor pay practices, such as egregious compensation practices.

Plans proposed by non-US (excluding Canada) companies will be evaluated using the data available to analyze dilution issues and other plan terms, including plan administration. Vote AGAINST the equity plan if any of the following factors apply:

•	The dilution of the plan is excessive considering the company’s size and industry;
•	The plan lacks challenging performance conditions without adequate justification;
•	The plan lacks stringent vesting provisions without adequate justification;
•	The pricing of options deviates from typical market standards without adequate justification;

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•	The plan’s administration deviates from typical market standards without adequate justification;
•	The plan participants deviate from typical market standards without adequate justification;
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•	There are concerns about poor company performance;
•	There are concerns about controversial issues at the company;
•	The company fails to provide adequate information to allow shareholders to make an informed voting decision; or
•	There are other serious concerns with the plan.

Management Proposals Seeking Approval to Reprice Options

Vote AGAINST management proposals seeking approval to reprice options.

Employee Stock Purchase Plans – Qualified Plans

For U.S. companies, vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85% of fair market value; or
•	Offering period is greater than 27 months; or
•	The number of shares allocated to the plan is more than 10% of the outstanding shares.

For non-U.S. companies, vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price deviates from typical market standards without adequate explanation or is less than 75% of fair market value; or
•	Offering period deviates from typical market standards without adequate explanation; or
•	The number of shares allocated to the plan is more than 10% of the outstanding share.

Employee Stock Purchase Plans – Non-Qualified Plans

Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value; and
•	No discount on the stock price on the date of purchase if there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25% of employees’ contribution, evaluate the cost of the plan against its allowable cap as calculated by ISS.

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Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

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Amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) will be voted as recommended by ISS based on their research and analysis, which will evaluate whether the plan exceeds its allowable cap as calculated by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Proposals on Compensation

Disclosure/Setting Levels or Types of Compensation for Executives and Directors: Generally, vote FOR proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST proposals requiring director fees be paid in stock only.

Performance-Based Awards: Generally vote FOR proposals advocating the use of performance-based equity awards like indexed, premium-priced, and performance contingent options or performance-based shares, unless: (1) The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or (2) The company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50% of the shares awarded to those executives for that fiscal year.

Pay-for-Superior-Performance: Generally vote FOR shareholder proposals requesting that the board establish a pay-for-superior performance standard in the company’s executive

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compensation plan for senior executives, unless ISS determines that such a proposal would not be in shareholders’ interest. In evaluating these shareholder proposals, ISS will consider the following factors:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
•	Can shareholders assess the correlation between pay and performance based on the current disclosure?
•	What type of industry and stage of business cycle does the company belong to?

Compensation Consultants - Disclosure of Board or Company’s Utilization: Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Option Repricing: Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes: Vote FOR proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Proposals to ratify golden parachutes are voted FOR if they include the following: (1) The triggering mechanism should be beyond the control of management; (2) The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs); and (3) Change-in-control payments should be double-triggered, i.e., after (a) a change in control has taken place, and (b) termination of the executive has occurred as a result of the change in control. Change in control is defined as a change in the company ownership structure.

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Vote in accordance with ISS’s recommendation on proposals to approve a company’s golden parachute compensation. Features that may lead to a recommendation AGAINST include:

•	Recently adopted or amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or amended agreements that include modified single trigger agreements (since prior annual meeting);
•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;
•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

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•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
•	In the case of a substantial gross-up from pre-existing/grandfathered contract: what triggered the gross-up (e.g., very large option grants at low point in stock price, or unusual or outsized payments in cash or equity made or negotiated prior to the merger); or
•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Supplemental Executive Retirement Plans (SERPs): Generally vote FOR proposals requiring companies to draft reports detailing their SERP programs as well as proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Holding Periods: Vote in accordance with ISS’s recommendations on proposals asking companies to adopt holding periods or retention ratios for their executives. ISS’s recommendations generally take into account:

•	Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of:

➢	Rigorous stock ownership guidelines, or
➢	A short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement, or
➢	A meaningful retention ratio; and

•	Officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

Advisory Vote on Executive Compensation - Shareholder Proposals: Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers as set forth in the company’s Summary Compensation Table and the accompanying narrative disclosure.

Advisory Votes on Executive Compensation - Management Proposals (Management Say-on-Pay or “MSOP”):

U.S. and Canada

Vote in accordance with ISS’s recommendation on management proposals related to the compensation of executives and outside directors. In accordance with ISS’s policy, vote AGAINST MSOP proposals, AGAINST/WITHHOLD

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on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and AGAINST an equity-based incentive plan proposal if:

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•	There is a misalignment between CEO pay and company performance (pay for performance);
•	The company maintains problematic pay practices; or
•	The board exhibits poor communication and responsiveness to shareholders.

Non-U.S. markets (excluding Canada)

Vote AGAINST such proposals (remuneration reports or remuneration policies) in cases where:

•	The company does not provide shareholders with clear, comprehensive compensation disclosures;
•	The company does not maintain an appropriate pay-for-performance alignment and there is not an emphasis on long-term shareholder value;
•	The arrangement creates the risk of a “pay for failure” scenario;
•	The company does not maintain an independent and effective compensation committee;
•	The company provides inappropriate pay to non-executive directors; or
•	The company maintains other problematic practices.

Management Say on Pay Frequency Proposals: Vote FOR proposals to establish annual MSOP proposals. Vote AGAINST proposals to establish bi- or triennial MSOP proposals.

All other proposals regarding executive and director pay will be voted taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Retirement Bonuses for Directors: The expectation of receiving a retirement bonus can serve as a disincentive for outside directors or statutory auditors to speak out against management. Accordingly, generally vote AGAINST the payment of retirement bonuses:

•	to outsiders (non-employees);
•	if neither the individual payments nor the aggregate amount of the payments is disclosed; or
•	if recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Limit/Prohibit Accelerated Vesting of Awards: Bessemer supports double triggered treatment of equity in change-of-control situations. Bessemer also supports the elimination of potential poor pay practices (e.g. gross-ups) embedded in current employee agreements. In the absence of these provisions, vote FOR shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

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Vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

7. Poison Pills

Vote FOR proposals that ask a company to submit its poison pill for shareholder ratification. Vote FOR proposals to redeem a company’s poison pill and vote AGAINST management proposals to ratify a poison pill.

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8. Mergers, Acquisitions and Corporate Restructurings

Vote CASE-BY-CASE on mergers, acquisitions and corporate restructuring based on such factors as pricing and strategic rationale.

9. Reincorporation Proposals

Proposals to change a company’s jurisdiction of incorporation will be evaluated by giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when recommended by company management.

10. Exclusive Venue Proposals

Proposals seeking shareholder approval to limit shareholder litigation to the company’s jurisdiction of incorporation will be voted in accordance with ISS’s policy, which will take into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and
•	Whether the company has the following good governance features:

➢	An annually elected board;
➢	A majority vote standard in uncontested director elections; and
➢	The absence of a poison pill, unless the pill was approved by shareholders.

11. Political Contributions

Vote FOR reasonable proposals that seek additional disclosure surrounding the internal processes and oversight mechanisms governing the company’s political contributions and lobbying expenses.

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12. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity, and will be evaluated as to whether the proposal will enhance the economic value of the company.

Other than as identified above for shareholder proposals regarding political contributions, vote in accordance with ISS’s recommendation on shareholder proposals related to social and environmental issues. ISS’s research will consider the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the underlying issues are more appropriately and effectively dealt with through governmental or regulatory action;
•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;
•	Whether the proposal itself is well framed and the cost of implementation is reasonable; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
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13. Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

14. Issues in Countries with Share Blocking

Share blocking (the practice in some countries of prohibiting a shareholder from selling its shares for a specified period once it has cast its vote on an upcoming proxy) imposes a significant burden on shareholders in terms of reduced liquidity. Even in countries that permit unblocking, a lengthy delay is involved before a shareholder can execute a desired sale of securities. As a result of the potential inability of to sell shares when needed, Bessemer will NOT VOTE proxies in companies located in countries that practice share blocking.

15. Other Issues

All other issues are voted in accordance with the presumption that Bessemer will vote FOR proposals recommended by management and AGAINST proposals unless recommended by management.

16. Conflicts of Interest

Bessemer recognizes that there may be a potential conflict of interest, or the appearance of a conflict of interest, when Bessemer votes a proxy solicited by an issuer with whom Bessemer is affiliated or Bessemer, or one of our affiliates, has a business relationship, or when Bessemer or one of our affiliates has a business relationship with a senior executive or director of such an issuer or with a shareholder who has sponsored a proposal contained in the proxy. Bessemer has implemented these Guidelines, which provide for uniform voting of

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proxy issues and oversight by the Proxy Committee, to minimize conflicts of interest and to seek to ensure that proxies are voted solely in shareholders’ interests.

The Proxy Committee will delegate to one of its members the duty to periodically remind all employees involved in the proxy voting process as well as all portfolio managers and members of senior management that it is their responsibility to bring to the Proxy Committee’s attention matters that may create a conflict of interest for Bessemer when voting proxies. In addition, before an investment professional gives his or her opinion on any ballot issue, he or she must confirm that he or she does not have a potential conflict of interest with respect to the issue.

In those situations where the Proxy Committee determines that there is a material conflict of interest (i.e., a conflict that is likely to influence, or appear to influence, Bessemer’s decision making on the issue based on an assessment of the particular facts and circumstances), the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the affected proxy is voted. Such methods may include (1) instructing ISS to vote the affected proxy in accordance with its own recommendations, (2) referring the proxy to the governing board of the relevant investment company or the client institution, (3) disclosing the conflict of interest and sending the proxy to individual shareholders for them to vote individually, or (4) such other method as is deemed appropriate given the particular facts and circumstances.

Effective Date: February 4, 2016

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ADDRESSES

OLD WESTBURY FUNDS, INC.

760 Moore Road

King of Prussia, Pennsylvania 19406

Underwriter

FORESIDE FUNDS DISTRIBUTORS LLC

400 Berwyn Park

899 Cassatt Rd., Suite 110

Berwyn, PA 19312

Adviser

BESSEMER INVESTMENT MANAGEMENT LLC

630 Fifth Avenue

New York, New York 10111

Custodian

BESSEMER TRUST COMPANY

100 Woodbridge Center Drive
Woodbridge, New Jersey 07095

Fund Administrator, Accountant & Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road

King of Prussia, Pennsylvania 19406

Independent Registered Public Accounting Firm

[        ]

[        ]

[        ]

Fund Counsel

DECHERT LLP

1900 K Street, NW
Washington, DC 20006

Counsel to the Independent Directors

SCHIFF HARDIN LLP

666 Fifth Avenue, Suite 1700
New York, New York 10103

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PART C

OTHER INFORMATION

OLD WESTBURY FUNDS, INC.

ITEM 28.	EXHIBITS

(a)(i)	Articles of Restatement of the Registrant dated July 24, 2012 are incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(a)(ii)	Articles of Amendment of the Registrant dated December 19, 2013 are incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(a)(iii)	Articles of Amendment of the Registrant (changing the name of Old Westbury Large Cap Core Fund to Old Westbury All Cap Core Fund and the name of Old Westbury Small & Mid Cap Fund to Old Westbury Small & Mid Cap Strategies Fund), dated December 27, 2016 are incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement files on December 30, 2016 (File No. 33-66528).

(a)(iv)	Articles of Amendment of the Registrant (adding All Cap ESG Fund), dated November 14, 2017 are filed herewith.

(b)	Amended and Restated By-Laws of the Registrant dated October 19, 2015 are incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(c)	Not Applicable.

(d)(i)	Investment Advisory Agreement dated September 1, 2010 between the Registrant and Bessemer Investment Management LLC (“BIM”) is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(d)(ii)	Amendment No. 1 to Investment Advisory Agreement between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(iii)	Amendment No. 2 to Investment Advisory Agreement dated June 25, 2014 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(iv)	Amendment No. 3 to Investment Advisory Agreement dated July 22, 2015 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(d)(v)	Amendment No. 4 to Investment Advisory Agreement dated December 22, 2016 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement filed on December 30, 2016 (File No. 33-66528)

(d)(vi)	Sub-Advisory Agreement dated April 6, 2005 among the Registrant, BIM and Dimensional Fund Advisors, LP (formerly Dimensional Fund Advisors, Inc.) (“Dimensional”) with respect to the Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”) (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(d)(vii)	Sub-Advisory Agreement dated October 1, 2008 among the Registrant, BIM and Champlain Investment Partners, LLC (“Champlain”) with respect to the Small & Mid Strategies Cap Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(viii)	Sub-Advisory Agreement dated September 25, 2009 among the Registrant, BIM and BlackRock Financial Management, Inc. (“BlackRock”) with respect to the Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”) is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(ix)	Sub-Advisory Agreement dated July 19, 2011 among the Registrant, BIM and Mondrian Investment Partners Limited (“Mondrian”) with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(x)	Sub-Advisory Agreement dated November 16, 2011 among the Registrant, BIM and Sands Capital Management, LLC (“Sands”) with respect to the Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”) is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(xi)	Sub-Advisory Agreement dated October 24, 2013 among the Registrant, BIM and Muzinich & Co., Inc. (“Muzinich”) with respect to the Strategic Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement filed on December 30, 2013 (File No. 33-66528).

(d)(xii)	Sub-Advisory Agreement dated February 13, 2015 among the Registrant, BIM and Harding Loevner LP (“Harding Loevner”) with respect to the Large Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No.

59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xiii)	Sub-Advisory Agreement dated July 28, 2016 among the Registrant, BIM and Martingale Asset Management, L.P. (“Martingale”) with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement filed on December 30, 2016 (File No. 33-66528).

(d)(xiv)	Amendment to Sub-Advisory Agreement dated September 24, 2008 among the Registrant, BIM and Dimensional with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(xv)	Second Amendment to Sub-Advisory Agreement dated March 4, 2009 among the Registrant, BIM and Dimensional with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(xvi)	First Amendment to Sub-Advisory Agreement dated July 11, 2014 among the Registrant, BIM and BlackRock with respect to the Strategic Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xvii)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Champlain with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xviii)	Third Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Dimensional with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xix)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Mondrian with respect to the Small & Mid Cap Strategies Fund (formerly known as Old Westbury Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xx)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Muzinich with respect to the Strategic Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 56 to

Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xxi)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Sands with respect to the Large Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xxii)	Fee Waiver Commitment Letter of BIM and Bessemer Trust Company, N.A. dated February 2, 2017 (relating to the Old Westbury Large Cap Strategies Fund, Small & Mid Cap Strategies Fund (formerly known as the Small & Mid Cap Fund), Strategic Opportunities Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund) is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 33-66528).

(d)(xxiii)	Investment Advisory Agreement by and between OWF Strategic Opportunities Fund Ltd. and BIM (relating to Strategic Opportunities Fund) dated February 24, 2015 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xxiv)	Fee Waiver Commitment Letter of BIM (relating to the Strategic Opportunities Fund) dated February 24, 2015 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xxv)	Sub-Advisory Agreement dated July 27, 2017 among the Registrant, BIM and Baillie Gifford Overseas Limited (“Baillie Gifford”) with respect to the Small & Mid Cap Strategies Fund is filed herewith.

(d)(xxvi)	Sub-Advisory Agreement dated July 27, 2017 among the Registrant, BIM and Polunin Capital Partners Limited (“Polunin”) with respect to the Small & Mid Cap Strategies Fund is filed herewith.

(d)(xxvii)	Amendment No. 5 to Investment Advisory Agreement between the Registrant and BIM with respect to the All Cap ESG Fund – To be filed by amendment.

(d)(xxviii)	Fee Waiver Commitment Letter of BIM with respect to the All Cap ESG Fund – To be filed by amendment.

(e)(i)	Underwriting Agreement dated May 31, 2017 between the Registrant and Foreside Funds Distributors LLC is filed herewith.

(e)(ii)	Form of Selling Agreement is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(e)(iii)	Networking Undertaking and Indemnity Agreement dated February 3, 2017 between the Registrant and Foreside Funds Distributors LLC is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 33-66528).

(e)(iv)	First Amendment to Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC with respect to the All Cap ESG Fund – To be filed by amendment.

(f)	Not Applicable.

(g)(i)	Custody Agreement between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed on October 5, 1993 (File No. 33-66528).

(g)(ii)	Amendment to Custodian Agreement dated May 2, 2001 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(g)(iii)	Second Amendment to Custodian Agreement dated September 1, 2004 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement filed on January 31, 2005 (File No. 33-66528).

(g)(iv)	Third Amendment to Custodian Agreement dated September 1, 2005 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(g)(v)	Fourth Amendment to Custodian Agreement dated December 6, 2006 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on September 26, 2007 (File No. 33-66528).

(g)(vi)	Fifth Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on August 20, 2008 (File No. 33-66528).

(g)(vii)	Sixth Amendment to Custodian Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(g)(viii)	Seventh Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(ix)	Eighth Amendment to Custodian Agreement dated November 16, 2011 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(g)(x)	Ninth Amendment to Custodian Agreement dated June 25, 2014 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(g)(xi)	Tenth Amendment to Custodian Agreement dated July 22, 2015 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(g)(xii)	Global Custodial Services Agreement dated March 16, 2005 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xiii)	Amended Schedule to Global Custodial Services Agreement dated November 7, 2007 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(g)(xiv)	First Amendment to Custodian Agreement dated December 1, 2006 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xv)	Third Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(g)(xvi)	Fourth Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(xvii)	Updated Schedule to Global Custodial Services Agreement dated July 22, 2015 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(g)(xviii)	Eleventh Amendment to Custodian Agreement between the Registrant and Bessemer Trust Company with respect to the All Cap ESG Fund – To be filed by amendment.

(h)(i)	Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(h)(ii)	Amended and Restated Schedule A dated as of July 22, 2015 to Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(h)(iii)	Administration and Accounting Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”) is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(iv)	Amended and Restated Exhibits A and C dated June 25, 2014 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 are incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(v)	Amended and Restated Exhibits A and C to Administration and Accounting Services Agreement between the Registrant and BNY Mellon with respect to the All Cap ESG Fund – To be filed by amendment.

(h)(vi)	Financial Statement Typesetting Services Amendment to Administration and Accounting Services Agreement dated January 27, 2011 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(vii)	Fee Waiver Commitment Letter of BNY Mellon (relating to the Strategic Opportunities Fund) is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528)

(h)(viii)	Transfer Agency Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(ix)	Amended and Restated Exhibit A dated June 25, 2014 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(x)	Red Flags Amendment dated as of November 15, 2013 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xi)	NextGen Amendment dated as of February 21, 2014 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xii)	Fee Reimbursement Commitment Letter of Bessemer Trust Company, N.A. dated February 21, 2014 (related to internet account management fees) is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xiii)	Participation Agreement dated January 25, 2008 among the Registrant, iShares Trust and iShares, Inc. is incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on February 28, 2008 (File No. 33-66528).

(h)(xiv)	First Amendment to the Participation Agreement dated June 25, 2014 among the Registrant, iShares Trust and iShares, Inc. is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(h)(xv)	Investing Fund Agreement dated June 27, 2012 among the Registrant, The Select Sector SPDR Trust, SPDR Series Trust and SPDR Index Shares Funds is incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(h)(xvi)	Purchasing Fund Agreement dated June 27, 2012 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(h)(xvii)	Appointment of Agent for Service of Process on OWF Strategic Opportunities Fund Ltd. is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(xviii)	Amended and Restated Schedule A to Administrative Oversight, Supervision and Coordination Services Agreement between the Registrant and Bessemer Trust Company with respect to the All Cap ESG Fund – To be filed by amendment.

(h)(xix)	Amended and Restated Exhibit A to Transfer Agency Services Agreement between the Registrant and BNY Mellon with respect to the All Cap ESG Fund – To be filed by amendment.

(i)	Opinion and Consent of Dechert LLP – To be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm – Not applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(i)	Shareholder Servicing Plan on behalf of the Funds (including Form of Shareholder Servicing Agreement between the Registrant and Bessemer Trust Company, N.A. and Form of Shareholder Sub-Servicing Agreement) is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(m)(ii)	Amended Appendix A dated as of July 22, 2015 to Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(m)(iii)	Amended Appendix A to Shareholder Servicing Plan adding the All Cap ESG – To be filed by amendment.

(m)(iv)	First Amendment to Shareholder Servicing Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(m)(v)	Amended and Restated Schedule A as of July 22, 2015 to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(m)(vi)	Amended and Restated Schedule A to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. with respect to the All Cap ESG Fund – To be filed by amendment.

(n)	Not Applicable.

(o)	Reserved.

(p)(i)	Code of Ethics of the Registrant as amended May 14, 2007 is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(p)(ii)	Code of Ethics of BIM is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(p)(iii)	Code of Ethics of Dimensional is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(p)(iv)	Code of Ethics of Champlain is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(p)(v)	Code of Ethics of BlackRock is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(p)(vi)	Code of Ethics of Mondrian is incorporated by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on February 28, 2011 (File No. 33-66528).

(p)(vii)	Code of Ethics of Sands is filed herewith.

(p)(viii)	Code of Ethics of Muzinich is incorporated by reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement filed on December 30, 2013 (File No. 33-66528).

(p)(ix)	Code of Ethics of Harding Loevner is incorporated by reference to Post-Effective Amendment No.59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(p)(x)	Code of Ethics of Martingale is incorporated by reference to Post-Effective Amendment No.66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(p)(xi)	Code of Ethics of Baillie Gifford is filed herewith.

(p)(xii)	Code of Ethics of Polunin is filed herewith.

(q)(i)	Power of Attorney of Patricia L. Francy is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(q)(ii)	Power of Attorney of J. David Officer is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(q)(iii)	Power of Attorney of Jeffrey J. Glowacki is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(q)(iv)	Power of Attorney of David W. Rossmiller is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(q)(v)	Certified Board Resolution Approving Power of Attorney for Registrant is incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(q)(vi)	Power of Attorney of Alexander Ellis III is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(q)(vii)	Power of Attorney of Matthew A. Rizzi is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 033-66528).

(q)(viii)	Power of Attorney of R. Keith Walton is incorporated by reference to Post-Effective Amendment No. 65 to Registrant’s Registration Statement filed on January 20, 2017 (File No. 33-66528)

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

OWF Strategic Opportunities Ltd., a wholly-owned subsidiary of Old Westbury Strategic Opportunities Fund organized under the laws of the Cayman Islands.

ITEM 30.	INDEMNIFICATION

Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on February 26, 1997.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

BIM (the “Adviser”) manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

The Adviser is an affiliate of Bessemer Trust Company and a subsidiary of Bessemer Trust Company, N.A. which is a subsidiary of The Bessemer Group, Incorporated.

Information regarding the directors and officers of the Adviser is included in the Adviser’s Form ADV (SEC Number 801-60185) on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference.

Dimensional is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Dimensional is included in Dimensional’s Form ADV on file with the SEC and is incorporated by reference.

Champlain is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Champlain is included in Champlain’s Form ADV on file with the SEC and is incorporated by reference.

BlackRock is a sub-adviser to the Strategic Opportunities Fund. Information regarding the directors and officers of BlackRock is included in BlackRock’s Form ADV on file with the SEC and is incorporated by reference.

Mondrian is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Mondrian is included in Mondrian’s Form ADV on file with the SEC and is incorporated by reference.

Sands is a sub-adviser to the Large Cap Strategies Fund. Information regarding the directors and officers of Sands is included in Sand’s Form ADV on file with the SEC and incorporated by reference.

Muzinich is a sub-adviser to the Strategic Opportunities Fund. Information regarding the directors and officers of Muzinich is included in Muzinich’s Form ADV on file with the SEC and incorporated by reference.

Harding Loevner is a sub-adviser to the Large Cap Strategies Fund. Information regarding the directors and officers of Harding Loevner is included in Harding Loevner’s Form ADV on file with the SEC and incorporated by reference.

Martingale is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Martingale is included in Martingale’s Form ADV on file with the SEC and incorporated by reference.

Baillie Gifford is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Martingale is included in Martingale’s Form ADV on file with the SEC and incorporated by reference.

Polunin is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Martingale is included in Martingale’s Form ADV on file with the SEC and incorporated by reference.

ITEM 32.	PRINCIPAL UNDERWRITER

(a)	Foreside Funds Distributors LLC (“the Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	E.I.I. Realty Securities Trust
2.	FundVantage Trust
3.	GuideStone Funds
4.	Kalmar Pooled Investment Trust
5.	Matthews International Funds (d/b/a Matthews Asia Funds)
6.	Metropolitan West Funds
7.	The Motley Fool Funds Trust
8.	New Alternatives Fund
9.	Old Westbury Funds, Inc.
10.	The Torray Fund
11.	Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not Applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

(1)	BNY Mellon Investment Servicing (US) Inc., Bellevue Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrative agent).

(2)	BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406 (records relating to its functions as accounting, administrative, transfer agent and dividend disbursing agent).

(3)	Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312 (records relating to its functions as underwriter).

(4)	Bessemer Trust Company, 100 Woodbridge Center, Woodbridge, New Jersey 07095 (records relating to its functions as custodian).

(5)	Citibank, N.A., 388 Greenwich Street, 14th Floor, New York, New York 10013 (records relating to its function as custodian).

(6)	Bessemer Investment Management LLC, 630 Fifth Avenue, New York, New York 10111 and 9 South Street, London, England W1K 2XA (records relating to its functions as investment adviser).

(7)	Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746 (records relating to its function as sub-adviser to the Small & Mid Cap Strategies Fund).

(8)	Champlain Investment Partners, LLC, 180 Battery Street, Burlington, Vermont 05401 (records relating to its function as sub-adviser to the Small & Mid Cap Strategies Fund).

(9)	BlackRock Financial Management, Inc., 55 East 52nd Street, New York, New York 10022 (records relating to its function as sub-adviser to the Strategic Opportunities Fund).

(10)	Mondrian Investment Partners Limited, 10 Gresham Street, London EC2V 7JD (records relating to its function as sub-adviser to the Small & Mid Cap Strategies Fund).

(11)	Sands Capital Management, LLC, 1000 Wilson Blvd., Suite 3000, Arlington, Virginia 22209 (records relating to its function as sub-adviser to the Large Cap Strategies Fund).

(12)	Muzinich & Co., Inc., 450 Park Avenue, New York, New York 10022 (records relating to its functions as sub-adviser to the Strategic Opportunities Fund).

(13)	Harding Loevner LP, 400 Crossing Boulevard, Bridgewater, New Jersey 08807 (records relating to its functions as sub-adviser to the Large Cap Strategies Fund).

(14)	Martingale Asset Management, L.P., 222 Berkeley Street, 19th Floor, Boston, Massachusetts 02116 (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

(15)	Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

(16)	Polunin Capital Partners Limited, 10 Cavalry Square, London, SW3 4RB, United Kingdom (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 15th day of December, 2017.

OLD WESTBURY FUNDS, INC.

By:
David W. Rossmiller, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of December, 2017.

Name	Title	Date

	President*	December 15, 2017
David W. Rossmiller

	Director*	December 15, 2017
Patricia Francy

	Director*	December 15, 2017
Jeffrey J. Glowacki

	Director*	December 15, 2017
J. David Officer

	Director*	December 15, 2017
Alexander Ellis III

	Director*	December 15, 2017
R. Keith Walton

	Treasurer, Principal Financial Officer*	December 15, 2017
Matthew A. Rizzi

*By:	/s/ Steven L. Williamson
Steven L. Williamson
As Attorney-in-Fact
December 15, 2017

EXHIBIT INDEX

Exhibit No.	Description

99.28(a)(iv)	Articles of Amendment of the Registrant.

99.28(d)(xxv)	Sub-Advisory Agreement with Baillie Gifford.

99.28(d)(xxvi)	Sub-Advisory Agreement with Polunin.

99.28(e)(i)	Underwriting Agreement with Foreside.

99.28(p)(vii)	Code of Ethics of Sands.

99.28(p)(xi)	Code of Ethics of Baillie Gifford.

99.28(p)(xii)	Code of Ethics of Polunin.